UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08850

                                ICAP Funds, Inc.
               (Exact name of registrant as specified in charter)

                                   51 Madison
                               New York, NY 10010
                (Address of principal executive offices) (Zip code)

                        Marguerrite E.H. Morrison, Esq.
                                 New York Life
                              169 Lackawanna Ave.
                              Parsippany, NJ 07054
                     (Name and address of agent for service)

         Registrant's telephone number, including area code (973)394-4437

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006

Item 1 - Reports to Stockholders

ICAP FUNDS

SEMI-ANNUAL REPORT



          JUNE 30, 2006
          ----------------------------------------------------------------------


          ICAP EQUITY FUND

          ICAP SELECT EQUITY FUND

          ICAP INTERNATIONAL FUND



                                                                     ICAP [LOGO]

TABLE OF CONTENTS




Letter to Shareholders                                                         1

ICAP Equity Fund
     Fund Overview                                                             4
     Schedule of Investments                                                   6
     Statement of Assets and Liabilities                                       8
     Statement of Operations                                                   8
     Statements of Changes in Net Assets                                       9
     Financial Highlights                                                     10

ICAP Select Equity Fund
     Fund Overview                                                            12
     Schedule of Investments                                                  14
     Statement of Assets and Liabilities                                      15
     Statement of Operations                                                  15
     Statements of Changes in Net Assets                                      16
     Financial Highlights                                                     17

ICAP International Fund
     Fund Overview                                                            18
     Schedule of Investments                                                  20
     Statement of Assets and Liabilities                                      22
     Statement of Operations                                                  22
     Statements of Changes in Net Assets                                      23
     Financial Highlights                                                     24

Notes to Financial Statements                                                 25

Other Information
     Expense Example                                                          30
     Annual Renewal of Investment Advisory Agreements                         31
     Proxy Voting Policies                                                    33
     Quarterly Schedules of Investments                                       33

LETTER TO THE SHAREHOLDERS

[PHOTO]
ROBERT H. LYON
PRESIDENT AND CHIEF INVESTMENT OFFICER

FOR THE PAST FOUR YEARS, THE
GLOBAL ECONOMY HAS BEEN DRIVEN
BY U.S. CONSUMPTION AND
ASIAN, PRIMARILY CHINESE,
INVESTMENT SPENDING.

THE FIRST HALF OF 2006 UNFOLDED ABOUT AS WE EXPECTED FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. THE SUBSTANTIAL MONETARY AND FISCAL STIMULUS THAT HAD BEEN PUT IN PLACE FROM 2001 TO 2004 CONTINUED TO PROPEL THE ECONOMY FORWARD. AS WE EXPECTED, THE FED RAISED SHORT-TERM INTEREST RATES THROUGHOUT THE FIRST HALF, LEAVING THE FED FUNDS RATE AT 5.25% BY LATE JUNE. AT THIS POINT, THE FED APPEARS TO HAVE ADOPTED A MORE NEUTRAL VIEW, BUT WE WOULD SUGGEST THAT MONETARY CONDITIONS ARE NOT PARTICULARLY RESTRICTIVE. IN GENERAL, BUSINESS REMAINS EXCELLENT ALL AROUND THE WORLD, ESPECIALLY IN ASIA, LATIN AMERICA AND THE MIDDLE EAST. HOWEVER, OUTSIDE THE U.S., CENTRAL BANKS ARE ALSO GRADUALLY BEGINNING TO WITHDRAW LIQUIDITY.

FOR THE PAST FOUR YEARS, THE GLOBAL ECONOMY HAS BEEN DRIVEN BY U.S. CONSUMPTION AND ASIAN, PRIMARILY CHINESE, INVESTMENT SPENDING. THIS BOOM WAS PRIMARILY SPARKED BY THE LARGE TAX CUTS ENACTED IN THE U.S., AND BY THE PROLONGED PERIOD OF BELOW NORMAL INTEREST RATES MAINTAINED BY THE U.S. FEDERAL RESERVE. AT THE MARGIN, THESE POWERFUL TRENDS HAVE BEGUN TO REVERSE IN THE U.S., AND THE CHINESE AUTHORITIES ARE ALSO ATTEMPTING TO DAMPEN AT LEAST THE SPECULATIVE AND LESS PRODUCTIVE ELEMENTS OF THEIR BOOM. IN ADDITION, THE JAPANESE HAVE WITHDRAWN A SUBSTANTIAL AMOUNT OF BANK RESERVES IN ANTICIPATION OF ENDING THEIR ZERO INTEREST RATE POLICY. NONE OF THESE POLICY MOVES ARE DESIGNED TO CHOKE OFF ECONOMIC GROWTH, JUST TO MODERATE AND, HOPEFULLY, SUSTAIN SOLID ECONOMIC CONDITIONS.

ONE CASUALTY OF THIS DOWNSHIFT IN MONETARY CONDITIONS HAS BEEN THE EUPHORIA OVER EMERGING MARKET SECURITIES. BOTH STOCKS AND BONDS, FROM ICELAND TO TURKEY, TOOK A HIT IN THE SECOND QUARTER AS THE FED CONTINUED TO RAISE RATES, WITH THE BANK OF JAPAN AND THE EUROPEAN CENTRAL BANK (ECB) REDUCING LIQUIDITY AS WELL. THESE MARKETS, AS WELL AS MANY COMMODITY PRICES, CORRECTED ONLY A SMALL FRACTION OF THE NEAR PARABOLIC MOVES THEY HAVE MADE OVER THE PAST 18 MONTHS. THIS PROCESS MAY HAVE FURTHER TO RUN AS CREDIT SPREADS REMAIN VERY LOW, AND VALUATIONS IN THESE MARKETS ARE STILL ABOVE THEIR HISTORICAL AVERAGES. BUT, IN GENERAL, GLOBAL GROWTH LOOKS PROMISING FOR THE NEXT SEVERAL YEARS AS THE BENEFITS OF FREE TRADE AND CAPITALISM COME TO INCLUDE A LARGE NUMBER OF INDUSTRIOUS PEOPLES WHO PREVIOUSLY LIVED IN ECONOMIC SYSTEMS THAT HAMPERED GROWTH.

HOWEVER, AS WE WROTE IN OUR LAST LETTER, GROWTH IN THE U.S. IS EXPECTED TO SLOW IN THE SECOND HALF OF 2006, AND THIS APPEARS TO BE UNFOLDING ON SCHEDULE. IN ADDITION TO HIGHER INTEREST RATES, PERSISTENTLY HIGHER ENERGY PRICES ARE ACTING AS A TAX ON CONSUMERS, AND FISCAL POLICY HAS SHIFTED FROM A STIMULANT TO A DRAG AS THE FEDERAL DEFICIT IS RECEDING AND LOCAL GOVERNMENTS ARE COLLECTIVELY PRODUCING A SURPLUS. IN ADDITION, EMPLOYMENT GROWTH HAS SLOWED, WAGE GROWTH HAS SLOWED, AND THE HOUSING BOOM IS CLEARLY FADING. PROFIT GROWTH IN THE FIRST HALF OF 2006 WAS BETTER THAN WE WOULD HAVE EXPECTED, BUT THIS TOO IS LIKELY TO SLOW AS WE DECELERATE INTO 2007. WE ARE NOT FORECASTING A RECESSION, OR A POPPING OF THE HOUSING BUBBLE, BUT A "SOFT LANDING." A SOLID CORPORATE SECTOR, CHARACTERIZED BY STRONG BALANCE SHEETS AND EXPANDING CAPITAL SPENDING, IS A CUSHION TO THE SLOWDOWN WE FORESEE FOR THE CONSUMER.

WHILE THERE IS ALWAYS THE POSSIBILITY, BASED ON A REACTION TO AN UNHEALTHY RISE IN INFLATION, THAT THE FED WILL OVERSHOOT IN RAISING RATES, FOR NOW WE SEE THIS AS A LOW PROBABILITY OUTCOME. IT HAS ONLY BEEN 3-4 YEARS SINCE THERE WERE LEGITIMATE CONCERNS ABOUT DEFLATION, UNIT LABOR COSTS ARE VERY WELL CONTROLLED, AND DESPITE A LAGGING RISE IN RENTS--ACTUAL HOME PRICE APPRECIATION IS SLOWING. CONSEQUENTLY, OUR OPERATIVE SCENARIO IS A SOFT-LANDING FOR THE ECONOMY AND CORPORATE PROFITS. GIVEN THAT THE U.S. STOCK MARKET'S VALUATION SEEMS WELL UNDERPINNED AT LESS THAN 15X FORWARD EARNINGS--WE STILL BELIEVE THAT RETURNS IN THE HIGH SINGLE DIGITS ARE LIKELY FOR 2006 FOR THE BROAD EQUITY AVERAGES. AS HIGHLIGHTED IN OUR LAST LETTER, MERGER AND ACQUISITION ACTIVITY ALSO REMAINS A SUPPORTIVE PROP FOR THE MARKET.

FOR THE FIRST HALF OF 2006, THE ICAP EQUITY FUND RETURNED 6.35%, AND THE ICAP SELECT EQUITY FUND RETURNED 6.32% VERSUS 2.71% FOR THE S&P 500 INDEX. THESE STRONG RESULTS WERE ACHIEVED PRIMARILY FROM STOCK SELECTION, ALTHOUGH SECTOR WEIGHTINGS WERE ALSO ADDITIVE. OUR STRONGEST PERFORMANCE CAME FROM OUR EXPOSURE TO ENERGY, TRANSPORTATION AND CAPITAL GOODS SECTORS. THESE SECTORS ARE BENEFITING FROM THE CYCLICAL EXPANSION IN THE GLOBAL ECONOMY AND INTERNATIONAL TRADE, AS WELL AS FROM SECULAR GROWTH IN THE DEVELOPING ECONOMIES IN ASIA. PRICING IS FIRM IN THESE INDUSTRIES BECAUSE YEARS OF UNDERINVESTMENT HAVE COLLIDED WITH THIS INCREASE IN DEMAND, AND THESE CONDITIONS CANNOT BE EASILY OR QUICKLY REMEDIED. HALLIBURTON AND MARATHON OIL WERE PARTICULARLY NOTEWORTHY IN THE ENERGY SECTOR, WHILE NORFOLK SOUTHERN AND CSX WERE STRONG RAIL NAMES. IN HEAVY INDUSTRY, WE HAD STRONG PERFORMANCE FROM CATERPILLAR AND UNITED STATES STEEL. ALTHOUGH STOCK SELECTION WAS POSITIVE OVERALL, CARNIVAL CRUISE LINES DETRACTED FROM PERFORMANCE WHEN IT DECLINED DUE TO LOWERED EXPECTATIONS FOR ITS CARIBBEAN BUSINESS.

AS WE MOVED THROUGH THE FIRST HALF OF 2006, OUR PORTFOLIO POSITIONING HAS EVOLVED. WE BEGAN TO TAKE PROFITS IN SOME OF THE AREAS LIKE ENERGY AND TRANSPORTATION THAT HAVE DONE WELL OVER THE PAST TWO YEARS. AS THE ECONOMY SLOWS AND INTEREST RATES HAVE INCREASED, WE ARE NOW FINDING GOOD VALUE IN STEADY EARNERS THAT HAVE VALUATIONS BELOW THEIR HISTORICAL NORMS, AND IN MANY CASES ARE WELL EXPOSED TO FASTER GROWTH OUTSIDE THE U.S. EXAMPLES WOULD INCLUDE GENERAL ELECTRIC, AMERICAN INTERNATIONAL GROUP AND BAXTER INTERNATIONAL. IF A SOFT-LANDING SCENARIO DOES UNFOLD, YOU SHOULD SEE MORE OF THIS CHANGE IN OUR PORTFOLIO. IN ADDITION, WE CONTINUE TO BELIEVE THAT WE ARE JUST IN THE EARLY STAGES OF CONSUMER RETRENCHMENT IN THE U.S., SO OUR EXPOSURE TO HOUSING, AUTOS AND DISCRETIONARY RETAIL SPENDING IS EXTREMELY LIMITED.

THE GLOBAL BACKDROP DESCRIBED ABOVE OFFERS MANY INTERESTING INVESTMENT OPPORTUNITIES OVERSEAS AS WELL. EUROPE AND JAPAN, INC. CONTINUE TO DO THE RIGHT THING. IN EUROPE, CORPORATIONS ARE IN THE BEST FINANCIAL SHAPE THEY HAVE BEEN IN RECENT MEMORY, WITH MARGINS AND RETURNS ABOVE THOSE IN THE U.S. AND BALANCE SHEETS FLUSH WITH CASH. ACTIVIST SHAREHOLDERS AND THE SLOW INCREASE OF A "SHAREHOLDER CULTURE" CONTINUE TO WORK THEIR CAPITALIST MAGIC ACROSS THE CORPORATE LANDSCAPE. DESPITE THE POLITICAL HEADLINES, CORPORATE EUROPE'S TRANSFORMATION INTO A COMPETITIVE FORCE IN THE GLOBAL ECONOMY IS WITHOUT QUESTION AND WE REMAIN HEAVILY EXPOSED TO SOME OF THE BEST COMPANIES, SELLING AT EXCELLENT VALUATIONS, SUCH AS NESTLE, BP, UBS, AND SIEMENS. IN JAPAN,
BUSINESS FUNDAMENTALS CONTINUE TO IMPROVE WITH MARGINS AND RETURNS EXPECTED TO INCREASE CLOSER TO THE U.S. AND EUROPEAN LEVEL. AFTER OVER A DECADE DURING WHICH THEY STRUGGLED WITH EXCESS CAPACITY, COMPANIES ARE STARTING TO INVEST AGAIN IN EXPECTATION OF HIGHER REVENUE GROWTH DRIVEN BY CONTINUED INCREASES IN INTRA-ASIAN TRADE AS WELL AS RESURGENT DOMESTIC DEMAND. JOB SCARCITY IS AT AN EIGHT YEAR LOW IN JAPAN AND WITH CORPORATIONS FLUSH WITH CASH AND INFLATION TURNING POSITIVE, WE EXPECT THEM TO PUT THIS LIQUIDITY TO WORK FOR SHAREHOLDERS. OVERALL, WHILE THERE WILL BE BUMPS IN THE ROAD AND MARKETS CAN RETREAT FROM OVER-EXTENDED LEVELS SUCH AS WHAT WE EXPERIENCED DURING THE SECOND QUARTER, THE FUNDAMENTALS UNDERLYING THE INTERNATIONAL LANDSCAPE ARE THE BEST THEY HAVE BEEN IN QUITE A LONG TIME.

FOR THE FIRST HALF OF 2006, THE ICAP INTERNATIONAL FUND RETURNED 10.28% VERSUS 10.16% FOR THE MSCI-EAFE INDEX. ICAP'S STOCK SELECTION IN THE HEALTH CARE SECTOR CONTRIBUTED SOLIDLY TO THE PORTFOLIO'S PERFORMANCE. JAPAN'S LARGEST DRUG COMPANY, DAIICHI-SANKYO, WAS A SOLID CONTRIBUTOR ALONG WITH AZTRAZENECA AND SHIRE PHARMACEUTICAL. THE UTILITIES SECTOR PRODUCED STRONG PERFORMANCE LARGELY THROUGH THE FUND'S HOLDINGS IN DRAX, A U.K. ENERGY GENERATOR, AND FORTUM OYJ, THE SECOND LARGEST UTILITY IN SCANDINAVIA. ICAP HAD A NUMBER OF SUCCESSFUL PICKS IN THE FINANCIAL SERVICES SECTOR AS WELL. TOP CONTRIBUTING FINANCIAL SERVICES STOCKS WERE UBS, UNICREDITO ITALIANO, KOOKMIN BANK AND ING GROEP. MITSUBISHI CORPORATION, ONE OF OUR BEST PERFORMERS IN 2005, AND SUMITOMO MITSUI WERE DETRACTORS TO PERFORMANCE IN THE FIRST HALF.

WE VALUE THE TRUST YOU HAVE PLACED WITH ICAP. OUR INVESTMENT TEAM IS COMMITTED TO UNCOVERING OPPORTUNITIES FOR SHAREHOLDERS USING OUR TIME-TESTED, VALUE-DRIVEN PROCESS THAT HAS BEEN SUCCESSFUL FOR MORE THAN 35 YEARS.

WE APPRECIATE YOUR CONTINUED CONFIDENCE AND INVESTMENT.

SINCERELY,


/s/ROBERT H. LYON
ROBERT H. LYON
PRESIDENT AND CHIEF INVESTMENT OFFICER
JUNE 30, 2006









PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURN AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. THE ICAP FUNDS ARE ACTIVELY MANAGED. THE STOCKS MENTIONED MAY OR MAY NOT BE HELD IN ANY OF THE ICAP FUNDS AT ANY GIVEN TIME. YOU SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE YOU INVEST. THE FUNDS' PROSPECTUS, WHICH CAN BE OBTAINED BY CALLING TOLL FREE 1-888-221-ICAP (4227), CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

EXCEPT FOR HISTORICAL INFORMATION CONTAINED IN THIS SEMI-ANNUAL REPORT FOR THE ICAP FUNDS, THE MATTERS DISCUSSED IN THIS REPORT MAY CONSTITUTE FORWARD-LOOKING STATEMENTS MADE PURSUANT TO THE SAFE HARBOR PROVISIONS OF THE SECURITIES LITIGATION REFORM ACT OF 1995. THESE INCLUDE ANY PREDICTIONS, ASSESSMENTS, ANALYSIS OR OUTLOOKS FOR INDIVIDUAL SECURITIES, INDUSTRIES, MARKET SECTORS AND/OR MARKETS. THESE STATEMENTS INVOLVE RISKS AND UNCERTAINTIES. IN ADDITION TO THE GENERAL RISKS DESCRIBED FOR THE ICAP FUNDS IN THE CURRENT PROSPECTUS, OTHER FACTORS BEARING ON THESE REPORTS INCLUDE THE ACCURACY OF THE ADVISER'S FORECASTS AND PREDICTIONS, AND THE APPROPRIATENESS OF THE INVESTMENT PROGRAMS DESIGNED BY THE ADVISER TO IMPLEMENT ITS STRATEGIES EFFICIENTLY AND EFFECTIVELY. ANY ONE OR MORE OF THESE FACTORS, AS WELL AS OTHER RISKS AFFECTING THE SECURITIES MARKETS AND INVESTMENT INSTRUMENTS GENERALLY, COULD CAUSE THE ACTUAL RESULTS OF THE ICAP FUNDS TO DIFFER MATERIALLY AS COMPARED TO APPLICABLE BENCHMARKS.

ICAP EQUITY FUND



PERFORMANCE (%)
AS OF JUNE 30, 2006 (UNAUDITED)


                                                                                     ANNUALIZED
                                                                 ----------------------------------------------------
                                                                                                        SINCE
                                2Q06         YTD      1 YEAR     3 YEAR      5 YEAR     10 YEAR    12/31/1994
---------------------------------------------------------------------------------------------------------------------

ICAP EQUITY FUND               -0.17        6.35       14.79      14.74        4.88       10.15         12.83

S&P 500 INDEX                  -1.44        2.71        8.63      11.21        2.49        8.32         11.13



GROWTH OF $10,000
DECEMBER 31, 1994 THROUGH JUNE 30, 2006

ICAP EQUITY FUND:         $40,063
S&P 500 INDEX:            $33,681



EQUITY [CHART}

12/31/1994            10,000.00

3/31/1995             10,924.64

6/30/1995             12,385.10

9/30/1995             13,472.79

12/31/1995            13,885.34

3/31/1996             15,046.74

6/30/1996             15,246.14

9/30/1996             15,778.47

12/31/1996            17,531.43

3/31/1997             18,201.28

6/30/1997             21,337.53

9/30/1997             23,172.82

12/31/1997            22,630.38

3/31/1998             25,359.03

6/30/1998             26,232.69

9/30/1998             21,646.69

12/31/1998            25,215.08

3/31/1999             26,252.60

6/30/1999             29,489.64

9/30/1999             26,623.44

12/31/1999            29,320.75

3/31/2000             29,713.53

6/30/2000             28,271.15

9/30/2000             29,909.11

12/31/2000            31,625.47

3/31/2001             30,434.20

6/30/2001             31,569.84

9/30/2001             28,356.36

12/31/2001            31,432.87

3/31/2002             31,350.53

6/30/2002             28,168.66

9/30/2002             22,627.94

12/31/2002            23,680.62

3/31/2003             23,433.05

6/30/2003             26,516.13

9/30/2003             26,906.77

12/31/2003            30,506.88

3/31/2004             31,445.25

6/30/2004             31,547.05

9/30/2004             31,215.68

12/31/2004            33,963.18

3/31/2005             34,231.88

6/30/2005             34,902.26

9/30/2005             37,356.96

12/31/2005            37,669.15

3/31/2006             40,131.72

6/30/2006             40,062.89



 S & P 500

12/31/1994         10,000.00

3/31/1995          10,973.66

6/30/1995          12,021.28

9/30/1995          12,976.51

12/31/1995         13,757.79

3/31/1996          14,496.25

6/30/1996          15,146.78

9/30/1996          15,614.91

12/31/1996         16,916.57

3/31/1997          17,370.11

6/30/1997          20,402.57

9/30/1997          21,930.89

12/31/1997         22,560.49

3/31/1998          25,707.41

6/30/1998          26,556.28

9/30/1998          23,914.58

12/31/1998         29,007.51

3/31/1999          30,452.89

6/30/1999          32,599.64

9/30/1999          30,564.17

12/31/1999         35,112.03

3/31/2000          35,917.40

6/30/2000          34,962.90

9/30/2000          34,624.34

12/31/2000         31,914.95

3/31/2001          28,131.39

6/30/2001          29,777.73

9/30/2001          25,407.13

12/31/2001         28,122.00

3/31/2002          28,199.56

6/30/2002          24,421.36

9/30/2002          20,202.36

12/31/2002         21,906.98

3/31/2003          21,216.84

6/30/2003          24,483.85

9/30/2003          25,130.85

12/31/2003         28,190.86

3/31/2004          28,668.20

6/30/2004          29,161.70

9/30/2004          28,617.13

12/31/2004         31,258.63

3/31/2005          30,587.11

6/30/2005          31,005.72

9/30/2005          32,123.32

12/31/2005         32,793.78

3/31/2006          34,173.85

6/30/2006          33,681.42




THE CHART SHOWN ABOVE ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON DECEMBER 31, 1994, THE FUND'S INCEPTION DATE. ALL PERFORMANCE IN THE ABOVE TABLE AND CHART INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND IS NET OF FEES AND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. IN THE ABSENCE OF EXISTING FEE WAIVERS, THE TOTAL RETURN WOULD BE REDUCED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-221-ICAP (4227) OR VISIT WWW.ICAPFUNDS.COM. THE PERFORMANCE DATA TABLE AND CHART DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND'S HOLDINGS MAY DIFFER SIGNIFICANTLY FROM THE SECURITIES IN THE INDEX. THE INDEX IS UNMANAGED AND THEREFORE DOES NOT REFLECT THE COST OF PORTFOLIO MANAGEMENT OR TRADING. A DIRECT INVESTMENT IN ANY INDEX IS NOT POSSIBLE.

ICAP EQUITY FUND

AS OF JUNE 30, 2006 (UNAUDITED)



FUND FACTS

DATE OF INCEPTION............12/31/1994
TICKER SYMBOL.....................ICAEX
CUSIP.........................448926204
NAV..............................$43.50
NET ASSETS...............$862.5 MILLION


FUND OBJECTIVE
THE INVESTMENT OBJECTIVE OF THE ICAP EQUITY FUND IS TO SEEK A SUPERIOR TOTAL RETURN WITH ONLY A MODERATE DEGREE OF RISK. THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN U.S. DOLLAR-DENOMINATED EQUITY SECURITIES OF COMPANIES WITH MARKET CAPITALIZATIONS OF AT LEAST $2 BILLION. THE FUND SEEKS TO ACHIEVE A TOTAL RETURN GREATER THAN THE STANDARD AND POOR'S
500(R) INDEX (THE "S&P 500(R) INDEX") OVER A FULL MARKET CYCLE AND INDICES COMPRISED OF VALUE-ORIENTED STOCKS OVER SHORTER PERIODS. THE FUND MAY INVEST IN CASH AND CASH EQUIVALENTS TO MEET ANTICIPATED REDEMPTION REQUESTS, TO PAY EXPENSES AND WHILE AWAITING PENDING INVESTMENT OR REINVESTMENT. THE FUND'S INVESTMENT IN SUCH INSTRUMENTS WILL GENERALLY NOT EXCEED 5% OF ITS TOTAL ASSETS. THE FUND INTENDS TO BE VIRTUALLY FULLY INVESTED IN EQUITY SECURITIES AT ALL TIMES. THE FUND WILL TYPICALLY HOLD BETWEEN 40 AND 45 SECURITIES.


INVESTOR PROFILE
THIS FUND IS MOST APPROPRIATE FOR INVESTORS WHO SEEK THE CAPITAL APPRECIATION OF LARGE-CAP EQUITIES WITH ONLY A MODERATE DEGREE OF RISK. THE INVESTOR SHOULD BE LOOKING TO INVEST FOR THE LONG TERM.



FUND CHARACTERISTICS
NUMBER OF HOLDINGS........................................46
PERCENT IN EQUITIES....................................96.4%
PERCENT IN CASH AND OTHER ASSETS LESS LIABILITIES.......3.6%
PRICE/EARNINGS RATIO...................................12.5X
WEIGHTED AVERAGE MARKET CAP.....................$103 BILLION


TOP 10 HOLDINGS
PERCENT OF NET ASSETS

EXXON MOBIL CORP.                          4.7%
BANK OF AMERICA CORP.                      4.6%
CITIGROUP INC.                             4.5%
ALTRIA GROUP, INC.                         3.2%
MCDONALD'S CORP.                           3.0%
BELLSOUTH CORP.                            3.0%
GENERAL ELECTRIC CO.                       3.0%
JPMORGAN CHASE & CO.                       3.0%
ABBOTT LABORATORIES                        2.9%
WELLS FARGO & CO.                          2.9%


SECTOR WEIGHTINGS
PERCENT OF EQUITIES

[CHART]
BASIC INDUSTRIES                4%
CAPITAL SPENDING                8%
COMMUNICATIONS                  6%
CONSUMER STAPLES                9%
ENERGY                         13%
FINANCIAL                      26%
HEALTH CARE                     9%
RETAIL                          4%
TECHNOLOGY                      8%
TRANSPORTATION                  5%
UTILITIES                       8%

ICAP EQUITY FUND



SCHEDULE OF INVESTMENTS BY SECTOR

AS OF JUNE 30, 2006 (UNAUDITED)



                                     NUMBER
                                   OF SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.4%

BASIC INDUSTRIES - 4.0%
INTERNATIONAL PAPER CO.             421,750   $   13,622,525
TEMPLE-INLAND INC.                  200,350        8,589,005
UNITED STATES STEEL CORP.           171,650       12,036,098
                                              --------------
                                                  34,247,628
                                              --------------

CAPITAL SPENDING - 8.1%
CATERPILLAR INC.                    174,550       13,000,484
GENERAL ELECTRIC CO.                778,300       25,652,768
HONEYWELL INTERNATIONAL INC.        520,950       20,994,285
TEXTRON INC.                        113,450       10,457,821
                                              --------------
                                                  70,105,358
                                              --------------

COMMUNICATIONS - 5.5%
BELLSOUTH CORP.                     717,050       25,957,210
SPRINT NEXTEL CORP.               1,080,600       21,601,194
                                              --------------
                                                  47,558,404
                                              --------------

CONSUMER SERVICES - 0.2%
CARNIVAL CORP.                       42,750        1,784,385
                                              --------------

CONSUMER STAPLES - 8.8%
ALTRIA GROUP, INC.                  373,150       27,400,404
MCDONALD'S CORP.                    775,150       26,045,040
PEPSICO, INC.                       378,300       22,713,132
                                              --------------
                                                  76,158,576
                                              --------------




                                     NUMBER
                                   OF SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY - 13.0%
EXXON MOBIL CORP.                   656,050   $   40,248,667
HALLIBURTON CO.                     178,750       13,265,037
HESS CORP.                          286,650       15,149,453
MARATHON OIL CORP.                  235,689       19,632,894
NATIONAL OILWELL VARCO, INC.*       110,850        7,019,022
OCCIDENTAL PETROLEUM CORP.          159,250       16,331,088
                                              --------------
                                                 111,646,161
                                              --------------

FINANCIAL - 25.4%
AMERICAN INTERNATIONAL
   GROUP, INC.                      354,550       20,936,177
AON CORP.                           350,491       12,204,097
BANK OF AMERICA CORP.               822,150       39,545,415
CAPITAL ONE FINANCIAL CORP.         158,400       13,535,280
CIT GROUP INC.                      205,600       10,750,824
CITIGROUP INC.                      800,286       38,605,797
JPMORGAN CHASE & CO.                609,150       25,584,300
THE GOLDMAN SACHS GROUP, INC.       108,850       16,374,306
THE ST. PAUL TRAVELERS COS., INC.   381,180       16,993,004
WELLS FARGO & CO.                   368,200       24,698,856
                                              --------------
                                                 219,228,056
                                              --------------

HEALTH CARE - 8.5%
ABBOTT LABORATORIES                 574,150       25,038,682
BAXTER INTERNATIONAL INC.           633,300       23,280,108
BOSTON SCIENTIFIC CORP.*            209,450        3,527,138
NOVARTIS AG ADR                     397,350       21,425,112
                                              --------------
                                                  73,271,040
                                              --------------


SEE NOTES TO FINANCIAL STATEMENTS.
*NON-INCOME PRODUCING.

ICAP EQUITY FUND

AS OF JUNE 30, 2006 (UNAUDITED)



                                     NUMBER
                                   OF SHARES           VALUE
--------------------------------------------------------------------------------
RETAIL - 3.6%
NIKE, INC. CLASS B                  118,600   $    9,606,600
WAL-MART STORES, INC.               441,400       21,262,238
                                              --------------
                                                  30,868,838
                                              --------------

TECHNOLOGY - 7.4%
EMC CORP.*                          657,800        7,216,066
FREESCALE SEMICONDUCTOR, INC.
   CLASS B*                         263,250        7,739,550
HEWLETT-PACKARD CO.                 415,050       13,148,784
INTERNATIONAL BUSINESS
   MACHINES CORP.                   250,650       19,254,933
MOTOROLA, INC.                      803,700       16,194,555
                                              --------------
                                                  63,553,888
                                              --------------

TRANSPORTATION - 4.7%
CSX CORP.                           184,550       12,999,702
NORFOLK SOUTHERN CORP.              255,950       13,621,659
UNION PACIFIC CORP.                 149,200       13,869,632
                                              --------------
                                                  40,490,993
                                              --------------

UTILITIES - 7.2%
DOMINION RESOURCES, INC.            277,450       20,750,485
ENTERGY CORP.                       310,950       21,999,712
EXELON CORP.                        340,850       19,370,506
                                              --------------
                                                  62,120,703
                                              --------------

TOTAL COMMON STOCKS
   (COST $681,450,590)                           831,034,030
                                              --------------



                                 PRINCIPAL
                                   AMOUNT         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 2.7%

VARIABLE RATE DEMAND DEPOSIT - 2.7%
UMB BANK MONEY MARKET
   FIDUCIARY, 3.45%             $23,447,728   $   23,447,728
                                              --------------

TOTAL SHORT-TERM INVESTMENT
   (COST $23,447,728)                             23,447,728
                                              --------------

TOTAL INVESTMENTS - 99.1%
   (COST $704,898,318)                           854,481,758

OTHER ASSETS LESS LIABILITIES - 0.9%               8,010,203
                                              --------------

NET ASSETS - 100.0%                           $  862,491,961
                                              ==============




SEE NOTES TO FINANCIAL STATEMENTS.
*NON-INCOME PRODUCING.

ICAP EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
INVESTMENTS, AT COST                           $ 704,898,318
                                               =============

INVESTMENTS, AT VALUE                          $ 854,481,758
RECEIVABLE FOR SECURITIES SOLD                     7,970,293
DIVIDENDS AND INTEREST RECEIVABLE                    789,262
TAX RECLAIM RECEIVABLE                                38,138
RECEIVABLE FOR FUND SHARES SOLD                    3,810,703
OTHER ASSETS                                          18,987
                                               -------------
   TOTAL ASSETS                                  867,109,141
                                               -------------

LIABILITIES:
PAYABLE FOR SECURITIES PURCHASED                   4,045,861
PAYABLE FOR FUND SHARES REDEEMED                     406,280
ACCRUED INVESTMENT ADVISORY FEE                       84,398
ACCRUED EXPENSES AND OTHER LIABILITIES                80,641
                                               -------------
   TOTAL LIABILITIES                               4,617,180
                                               -------------

NET ASSETS                                     $ 862,491,961
                                               =============

NET ASSETS CONSIST OF:
CAPITAL STOCK                                  $     196,280
PAID-IN-CAPITAL IN EXCESS OF PAR                 673,922,421
ACCUMULATED NET INVESTMENT LOSS                         (162)
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS      38,789,982
NET UNREALIZED APPRECIATION
   ON INVESTMENTS                                149,583,440
                                               -------------
NET ASSETS                                     $ 862,491,961
                                               =============

CAPITAL STOCK, $0.01 PAR VALUE
AUTHORIZED                                       100,000,000
ISSUED AND OUTSTANDING                            19,826,795

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                            $43.50
                                                     ======

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
DIVIDENDS(1)                                  $   8,595,875
INTEREST                                            322,408
                                              -------------
TOTAL INVESTMENT INCOME                           8,918,283
                                              -------------

EXPENSES:
INVESTMENT ADVISORY FEES                          3,360,070
FUND ADMINISTRATION AND ACCOUNTING FEES             160,865
CUSTODY FEES                                         34,656
SHAREHOLDER SERVICING                                27,982
REPORTS TO SHAREHOLDERS                              17,946
LEGAL FEES                                           16,013
DIRECTORS' FEES AND EXPENSES                         14,891
FEDERAL AND STATE REGISTRATION FEES                  14,474
AUDIT FEES                                            9,008
OTHER                                                 7,522
                                              -------------

TOTAL EXPENSES BEFORE WAIVER AND
   REIMBURSEMENTS                                 3,663,427
WAIVER AND REIMBURSEMENTS OF EXPENSES
   BY ADVISER                                      (303,354)
                                              -------------

NET EXPENSES                                      3,360,073
                                              -------------

NET INVESTMENT INCOME                             5,558,210
                                              -------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
NET REALIZED GAIN ON INVESTMENTS                 36,971,088
CHANGE IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS                                 8,197,631
                                              -------------

NET GAIN ON INVESTMENTS                          45,168,719

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                $ 50,726,929
                                              =============


(1) NET OF $45,247 IN FOREIGN WITHHOLDING TAXES.

SEE NOTES TO FINANCIAL STATEMENTS.

ICAP EQUITY FUND



STATEMENTS OF CHANGES IN NET ASSETS


                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2006              YEAR ENDED
                                                                  (UNAUDITED)            DECEMBER 31, 2005

OPERATIONS:
NET INVESTMENT INCOME                                          $    5,558,210                $   11,505,555
NET REALIZED GAIN ON INVESTMENTS                                   36,971,088                   119,365,891
CHANGE IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS                                                   8,197,631                   (43,875,331)
                                                               --------------                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               50,726,929                    86,996,115
                                                               --------------                --------------
DISTRIBUTIONS PAID FROM:
NET INVESTMENT INCOME                                              (5,618,365)                  (11,445,562)
NET REALIZED GAIN ON INVESTMENTS                                           --                  (117,014,708)
                                                               --------------                --------------
NET DECREASE IN NET ASSETS
   RESULTING FROM DISTRIBUTIONS PAID                               (5,618,365)                 (128,460,270)
                                                               --------------                --------------
CAPITAL SHARE TRANSACTIONS:
SHARES FROM MERGER(1)                                                      --                      9,391,029
SHARES SOLD                                                        98,317,452                   131,574,611
REINVESTED DISTRIBUTIONS                                            5,436,393                   123,955,879
SHARES REDEEMED                                                   (86,381,304)                 (367,410,184)
                                                               --------------                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                                      17,372,541                  (102,488,665)
                                                               --------------                --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            62,481,105                  (143,952,820)

NET ASSETS:
BEGINNING OF PERIOD                                               800,010,856                   943,963,676
                                                               --------------                --------------
END OF PERIOD                                                  $  862,491,961                $  800,010,856
                                                               ==============                ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)         $         (162)               $       59,993

TRANSACTIONS IN SHARES:
SHARES FROM MERGER(1)                                                      --                       198,752
SHARES SOLD                                                         2,258,627                     2,926,462
REINVESTED DISTRIBUTIONS                                              124,343                     2,974,347
SHARES REDEEMED                                                    (1,990,169)                   (8,112,455)
                                                               --------------                --------------
NET INCREASE (DECREASE)                                               392,801                    (2,012,894)
                                                               ==============                ==============


(1) SEE "FUND MERGER" IN NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

ICAP EQUITY FUND

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                                JUNE 30, 2006                     YEAR ENDED DECEMBER 31,
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)  (UNAUDITED)     2005         2004         2003          2002         2001
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF PERIOD                             $41.17       $44.01       $40.89       $32.07        $43.01       $43.66

INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME                             0.29         0.65         0.72         0.37          0.36         0.36
   NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS                                2.33         4.17         3.88         8.82        (10.94)       (0.64)
                                                 --------     --------     --------     --------      --------     --------
      TOTAL INCOME (LOSS) FROM INVESTMENT
         OPERATIONS                                  2.62         4.82         4.60         9.19        (10.58)       (0.28)
                                                 --------     --------     --------     --------      --------     --------

LESS DISTRIBUTIONS:
   FROM NET INVESTMENT INCOME                       (0.29)       (0.64)       (0.72)       (0.37)        (0.36)       (0.37)
   FROM NET REALIZED GAIN ON INVESTMENTS               --        (7.02)       (0.76)          --            --           --
                                                 --------     --------     --------     --------      --------     --------

      TOTAL DISTRIBUTIONS                           (0.29)       (7.66)       (1.48)       (0.37)        (0.36)       (0.37)
                                                 --------     --------     --------     --------      --------     --------
NET ASSET VALUE, END OF PERIOD                     $43.50       $41.17       $44.01       $40.89        $32.07       $43.01
                                                 ========     ========     ========     ========      ========     ========

TOTAL RETURN(1)                                     6.35%       10.91%       11.33%       28.83%      (24.66)%      (0.61)%

SUPPLEMENTAL DATA AND RATIOS:
   NET ASSETS, END OF PERIOD (IN THOUSANDS)      $862,492     $800,011     $943,964   $1,079,900      $881,809   $1,190,907
   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      BEFORE EXPENSE REIMBURSEMENT(2)               0.87%        0.88%        0.87%        0.87%         0.86%        0.86%
      AFTER EXPENSE REIMBURSEMENT(2)                0.80%        0.80%        0.80%        0.80%         0.80%        0.80%
   RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS:
      BEFORE EXPENSE REIMBURSEMENT(2)               1.25%        1.29%        1.56%        0.96%         0.90%        0.81%
      AFTER EXPENSE REIMBURSEMENT(2)                1.32%        1.37%        1.63%        1.03%         0.96%        0.87%
   PORTFOLIO TURNOVER RATE(1)                         40%          86%          74%          97%           85%          87%





(1) NOT ANNUALIZED FOR THE SIX MONTHS ENDED JUNE 30, 2006.
(2) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

ICAP SELECT EQUITY FUND



PERFORMANCE (%)
AS OF JUNE 30, 2006 (UNAUDITED)

                                                                       -----------------------------------
                                                                                   ANNUALIZED
----------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                                      2Q06          YTD      1 YEAR       3 YEAR      5 YEAR   12/31/1997
ICAP SELECT EQUITY FUND               -0.71        6.32       12.86        17.94        6.69        10.29
S&P 500 INDEX                         -1.44        2.71        8.63        11.21        2.49         4.83



GROWTH OF $10,000
DECEMBER 31, 1997 THROUGH JUNE 30, 2006


ICAP SELECT EQUITY FUND:       $22,984
S&P 500 INDEX:                 $14,929


SELECT EQUITY


12/31/1997       10,000.00

3/31/1998        11,365.67

6/30/1998        11,698.05

9/30/1998         9,719.61

12/31/1998       11,532.85

3/31/1999        12,693.30

6/30/1999        14,158.27

9/30/1999        12,621.63

12/31/1999       14,665.90

3/31/2000        15,513.46

6/30/2000        15,005.67

9/30/2000        15,433.80

12/31/2000       16,057.97

3/31/2001        15,723.95

6/30/2001        16,625.22

9/30/2001        14,215.43

12/31/2001       15,802.14

3/31/2002        15,506.53

6/30/2002        14,206.16

9/30/2002        11,498.67

12/31/2002       11,925.22

3/31/2003        12,124.29

6/30/2003        14,007.70

9/30/2003        14,428.48

12/31/2003       16,776.27

3/31/2004        17,691.93

6/30/2004        17,938.27

9/30/2004        17,862.80

12/31/2004       19,792.50

3/31/2005        20,096.96

6/30/2005        20,365.31

9/30/2005        21,517.56

12/31/2005       21,617.58

3/31/2006        23,148.36

6/30/2006        22,984.04


S & P 500 INDEX

12/31/1997     10,000.00

3/31/1998      11,394.88

6/30/1998      11,771.15

9/30/1998      10,600.20

12/31/1998     12,857.66

3/31/1999      13,498.33

6/30/1999      14,449.88

9/30/1999      13,547.65

12/31/1999     15,563.50

3/31/2000      15,920.48

6/30/2000      15,497.40

9/30/2000      15,347.34

12/31/2000     14,146.39

3/31/2001      12,469.31

6/30/2001      13,199.06

9/30/2001      11,261.78

12/31/2001     12,465.15

3/31/2002      12,499.53

6/30/2002      10,824.84

9/30/2002      8,954.75

12/31/2002     9,710.33

3/31/2003      9,404.42

6/30/2003      10,852.53

9/30/2003      11,139.32

12/31/2003     12,495.67

3/31/2004      12,707.26

6/30/2004      12,926.00

9/30/2004      12,684.62

12/31/2004     13,855.47

3/31/2005      13,557.82

6/30/2005      13,743.37

9/30/2005      14,238.75

12/31/2005     14,535.93

3/31/2006      15,147.65

6/30/2006      14,929.38





THE CHART SHOWN ABOVE ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON DECEMBER 31, 1997, THE FUND'S INCEPTION DATE. ALL PERFORMANCE IN THE ABOVE TABLE AND CHART INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND IS NET OF FEES AND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. IN THE ABSENCE OF EXISTING FEE WAIVERS, THE TOTAL RETURN WOULD BE REDUCED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-221-ICAP (4227) OR VISIT WWW.ICAPFUNDS.COM. THE PERFORMANCE DATA TABLE AND CHART DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND'S HOLDINGS MAY DIFFER SIGNIFICANTLY FROM THE SECURITIES IN THE INDEX. THE INDEX IS UNMANAGED AND THEREFORE DOES NOT REFLECT THE COST OF PORTFOLIO MANAGEMENT OR TRADING. A DIRECT INVESTMENT IN ANY INDEX IS NOT POSSIBLE.

ICAP SELECT EQUITY FUND

AS OF JUNE 30, 2006 (UNAUDITED)





FUND FACTS
DATE OF INCEPTION..............................12/31/1997
TICKER SYMBOL.......................................ICSLX
CUSIP...........................................448926303
NAV................................................$38.25
NET ASSETS...................................$1.1 BILLION


FUND OBJECTIVE
THE INVESTMENT OBJECTIVE OF THE ICAP SELECT EQUITY FUND IS TO SEEK A SUPERIOR TOTAL RETURN. THE FUND, WHICH IS NON-DIVERSIFIED, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN U.S. DOLLAR-DENOMINATED EQUITY SECURITIES OF COMPANIES WITH MARKET CAPITALIZATIONS OF AT LEAST $2 BILLION. THE FUND SEEKS TO ACHIEVE A TOTAL RETURN GREATER THAN THE S&P 500 INDEX OVER A FULL MARKET CYCLE AND INDICES COMPRISED OF VALUE-ORIENTED STOCKS OVER SHORTER PERIODS. WHILE THE ICAP EQUITY AND ICAP SELECT EQUITY FUNDS ARE SIMILAR, THE ICAP SELECT EQUITY FUND WILL CONCENTRATE ITS INVESTMENTS IN FEWER SECURITIES THAN THE ICAP EQUITY FUND. THE ICAP SELECT EQUITY FUND WILL TYPICALLY HOLD BETWEEN 20 AND 30 SECURITIES.


INVESTOR PROFILE
THIS FUND IS MOST APPROPRIATE FOR INVESTORS WHO ARE WILLING
TO ACCEPT HIGHER VOLATILITY FOR THE POTENTIAL OF HIGHER CAPITAL APPRECIATION. THE INVESTOR SHOULD BE LOOKING TO INVEST FOR THE LONG TERM.



FUND CHARACTERISTICS
NUMBER OF HOLDINGS........................................27
PERCENT IN EQUITIES....................................97.6%
PERCENT IN CASH AND OTHER ASSETS LESS LIABILITIES.......2.4%
PRICE/EARNINGS RATIO...................................12.4X
WEIGHTED AVERAGE MARKET CAP.....................$114 BILLION


TOP 10 HOLDINGS
PERCENT OF NET ASSETS

EXXON MOBIL CORP.                          4.9%
ALTRIA GROUP, INC.                         4.9%
BANK OF AMERICA CORP.                      4.8%
MCDONALD'S CORP.                           4.7%
GENERAL ELECTRIC CO                        4.7%
NOVARTIS AG ADR                            4.6%
CITIGROUP INC.                             4.5%
AMERICAN INTERNATIONAL GROUP, INC.         4.5%
BAXTER INTERNATIONAL INC.                  4.4%
JPMORGAN CHASE & CO.                       4.2%


SECTOR WEIGHTINGS
PERCENT OF EQUITIES

[CHART]
BASIC INDUSTRIES            2%
CAPITAL SPENDING           10%
COMMUNICATIONS              3%
CONSUMER STAPLES           10%
ENERGY                     12%
FINANCIAL                  26%
HEALTH CARE                13%
RETAIL                      4%
TECHNOLOGY                  7%
TRANSPORTATION              5%
UTILITIES                   8%

ICAP SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS BY SECTOR
AS OF JUNE 30, 2006 (UNAUDITED)

                                      NUMBER
                                   OF SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.6%

BASIC INDUSTRIES - 2.1%
UNITED STATES STEEL CORP.           346,350   $   24,286,062
                                              --------------

CAPITAL SPENDING - 9.9%
CATERPILLAR INC.                    315,850       23,524,508
GENERAL ELECTRIC CO.              1,583,050       52,177,328
HONEYWELL INTERNATIONAL INC.        873,300       35,193,990
                                              --------------
                                                 110,895,826
                                              --------------
COMMUNICATIONS - 3.1%
SPRINT NEXTEL CORP.               1,729,850       34,579,702
                                              --------------
CONSUMER STAPLES - 9.6%
ALTRIA GROUP, INC.                  743,200       54,573,176
MCDONALD'S CORP.                  1,575,650       52,941,840
                                              --------------
                                                 107,515,016
                                              --------------
ENERGY - 11.4%
EXXON MOBIL CORP.                   897,450       55,058,558
HALLIBURTON CO.                     421,200       31,257,252
MARATHON OIL CORP.                  493,502       41,108,716
                                              --------------
                                                 127,424,526
                                              --------------
FINANCIAL - 24.7%
AMERICAN INTERNATIONAL
   GROUP, INC.                      854,700       50,470,035
AON CORP.                         1,261,600       43,928,912
BANK OF AMERICA CORP.             1,107,381       53,265,026
CITIGROUP INC.                    1,049,800       50,642,352
JPMORGAN CHASE & CO.              1,122,250       47,134,500
THE ST. PAUL TRAVELERS
   COS., INC.                       694,412       30,956,886
                                              --------------
                                                 276,397,711
                                              --------------
HEALTH CARE - 12.6%
ABBOTT LABORATORIES                 914,050       39,861,721
BAXTER INTERNATIONAL INC.         1,339,650       49,245,534
NOVARTIS AG ADR                     953,200       51,396,544
                                              --------------
                                                 140,503,799
                                              --------------


                                   NUMBER
                                OF SHARES              VALUE
--------------------------------------------------------------------------------
RETAIL - 4.2%
WAL-MART STORES, INC.             971,750   $     46,809,197
                                              --------------
TECHNOLOGY - 7.3%
EMC CORP.*                      1,030,100         11,300,197
HEWLETT-PACKARD CO.             1,085,100         34,375,968
MOTOROLA, INC.                  1,791,150         36,091,673
                                              --------------
                                                  81,767,838
                                              --------------
TRANSPORTATION - 4.7%
CSX CORP.                         295,500         20,815,020
NORFOLK SOUTHERN CORP.            594,750         31,652,595
                                              --------------
                                                  52,467,615
                                              --------------
UTILITIES - 8.0%
DOMINION RESOURCES, INC.          604,050         45,176,900
ENTERGY CORP.                     619,650         43,840,237
                                              --------------
                                                  89,017,137
                                              --------------
TOTAL COMMON STOCKS
   (COST $1,023,980,638)                       1,091,664,429
                                              --------------


                               PRINCIPAL
                                AMOUNT               VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 3.4%

VARIABLE RATE DEMAND DEPOSIT - 3.4%
UMB BANK MONEY MARKET
   FIDUCIARY, 3.45%           $38,507,918         38,507,918
                                              --------------

TOTAL SHORT-TERM INVESTMENT
   (COST $38,507,918)                             38,507,918
                                              --------------

TOTAL INVESTMENTS - 101.0%
   (COST $1,062,488,556)                       1,130,172,347

LIABILITIES LESS OTHER ASSETS - (1.0)%           (11,247,559)
                                              --------------

NET ASSETS - 100.0%                           $1,118,924,788
                                              ==============



SEE NOTES TO FINANCIAL STATEMENTS.
*NON-INCOME PRODUCING.

ICAP SELECT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
INVESTMENTS, AT COST                         $ 1,062,488,556
                                             ===============

INVESTMENTS, AT VALUE                        $ 1,130,172,347
RECEIVABLE FOR SECURITIES SOLD                    13,950,475
DIVIDENDS AND INTEREST RECEIVABLE                  1,259,943
TAX RECLAIM RECEIVABLE                                27,115
RECEIVABLE FOR FUND SHARES SOLD                    9,330,686
OTHER ASSETS                                          68,203
                                             ---------------
   TOTAL ASSETS                                1,154,808,769
                                             ---------------

LIABILITIES:
PAYABLE FOR SECURITIES PURCHASED                  35,563,243
PAYABLE FOR FUND SHARES REDEEMED                     207,599
ACCRUED INVESTMENT ADVISORY FEE                      113,139
                                             ---------------
   TOTAL LIABILITIES                              35,883,981
                                             ---------------

NET ASSETS                                   $ 1,118,924,788
                                             ===============

NET ASSETS CONSIST OF:
CAPITAL STOCK                                $       292,553
PAID-IN-CAPITAL IN EXCESS OF PAR               1,031,335,403
ACCUMULATED NET INVESTMENT LOSS                       (5,309)
ACCUMULATED NET REALIZED GAIN
   ON INVESTMENTS                                 19,618,350
NET UNREALIZED APPRECIATION
   ON INVESTMENTS                                 67,683,791
                                             ---------------

NET ASSETS                                   $ 1,118,924,788
                                             ===============

CAPITAL STOCK, $0.01 PAR VALUE
AUTHORIZED                                       100,000,000
ISSUED AND OUTSTANDING                            29,255,322

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                             $38.25
                                                      ======



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
DIVIDENDS(1)                                  $   8,295,777
INTEREST                                            456,266
                                              -------------
TOTAL INVESTMENT INCOME                           8,752,043
                                              -------------

EXPENSES:
INVESTMENT ADVISORY FEES                          3,532,184
FUND ADMINISTRATION AND ACCOUNTING FEES             165,168
SHAREHOLDER SERVICING                                54,665
CUSTODY FEES                                         25,891
FEDERAL AND STATE REGISTRATION FEES                  24,182
REPORTS TO SHAREHOLDERS                              15,910
LEGAL FEES                                           14,187
AUDIT FEES                                           13,500
DIRECTORS' FEES AND EXPENSES                         10,851
OTHER                                                 5,385
                                              -------------

TOTAL EXPENSES BEFORE WAIVER
   AND REIMBURSEMENTS                             3,861,923
WAIVER AND REIMBURSEMENTS
   OF EXPENSES BY ADVISER                          (329,740)
                                              -------------

NET EXPENSES                                      3,532,183
                                              -------------

NET INVESTMENT INCOME                             5,219,860
                                              -------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
NET REALIZED GAIN ON INVESTMENTS                 19,495,301
CHANGE IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS                                18,133,540
                                              -------------

NET GAIN ON INVESTMENTS                          37,628,841
                                              -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $ 42,848,701
                                              =============



(1) NET OF $87,815 IN FOREIGN WITHHOLDING TAXES.



SEE NOTES TO FINANCIAL STATEMENTS.

ICAP SELECT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2006                 YEAR ENDED
                                                                  (UNAUDITED)               DECEMBER 31, 2005

OPERATIONS:
NET INVESTMENT INCOME                                         $     5,219,860                $    6,085,010
NET REALIZED GAIN ON INVESTMENTS                                   19,495,301                    16,027,141
CHANGE IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS                                                  18,133,540                    17,317,599
                                                              ---------------                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               42,848,701                    39,429,750
                                                              ---------------                --------------

DISTRIBUTIONS PAID FROM:
NET INVESTMENT INCOME                                              (5,266,266)                   (6,043,913)
NET REALIZED GAIN ON INVESTMENTS                                           --                   (15,854,604)
                                                              ---------------                --------------
NET DECREASE IN NET ASSETS
   RESULTING FROM DISTRIBUTIONS PAID                               (5,266,266)                  (21,898,517)
                                                              ---------------                --------------
CAPITAL SHARE TRANSACTIONS:
SHARES SOLD                                                       482,537,852                   414,838,779
REINVESTED DISTRIBUTIONS                                            4,825,500                    20,350,528
SHARES REDEEMED                                                   (82,724,366)                  (61,545,759)
                                                              ---------------                --------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                                     404,638,986                   373,643,548
                                                              ---------------                --------------
TOTAL INCREASE IN NET ASSETS                                      442,221,421                   391,174,781

NET ASSETS:
BEGINNING OF PERIOD                                               676,703,367                   285,528,586
                                                              ---------------                --------------
END OF PERIOD                                                  $1,118,924,788                  $676,703,367
                                                              ===============                ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)        $        (5,309)               $       41,097

TRANSACTIONS IN SHARES:
SHARES SOLD                                                        12,569,531                    11,556,288
REINVESTED DISTRIBUTIONS                                              125,171                       561,528
SHARES REDEEMED                                                    (2,146,920)                   (1,722,002)
                                                              ---------------                --------------
NET INCREASE                                                       10,547,782                    10,395,814
                                                              ===============                ==============




SEE NOTES TO FINANCIAL STATEMENTS.

ICAP SELECT EQUITY FUND

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                                JUNE 30, 2006                     YEAR ENDED DECEMBER 31,
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)  (UNAUDITED)     2005         2004         2003          2002         2001
-----------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE,
   BEGINNING OF PERIOD                             $36.17       $34.35       $29.79       $21.37        $28.50       $29.50

INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME                             0.21         0.45         0.56         0.21          0.16         0.15
   NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS                                2.08         2.70         4.76         8.42         (7.13)       (0.62)
                                               ----------   ----------   ----------   ----------    ----------   ----------
      TOTAL INCOME (LOSS) FROM INVESTMENT
         OPERATIONS                                  2.29         3.15         5.32         8.63         (6.97)       (0.47)
                                               ----------   ----------   ----------   ----------    ----------   ----------

LESS DISTRIBUTIONS:
   FROM NET INVESTMENT INCOME                       (0.21)       (0.45)       (0.56)       (0.21)        (0.16)       (0.16)
   FROM NET REALIZED GAIN ON INVESTMENTS               --        (0.88)       (0.20)          --            --        (0.37)
                                               ----------   ----------   ----------   ----------    ----------   ----------

      TOTAL DISTRIBUTIONS                           (0.21)       (1.33)       (0.76)       (0.21)        (0.16)       (0.53)

NET ASSET VALUE, END OF PERIOD                     $38.25       $36.17       $34.35       $29.79        $21.37       $28.50
                                               ==========   ==========   ==========   ==========    ==========   ==========

TOTAL RETURN(1)                                     6.32%        9.22%       17.98%       40.68%      (24.53)%      (1.59)%

SUPPLEMENTAL DATA AND RATIOS:
   NET ASSETS, END OF PERIOD (IN THOUSANDS)    $1,118,925     $676,703     $285,529      $81,021       $37,985      $52,590
   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      BEFORE EXPENSE REIMBURSEMENT(2)               0.87%        0.93%        1.01%        1.22%         1.17%        1.19%
      AFTER EXPENSE REIMBURSEMENT(2)                0.80%        0.80%        0.80%        0.80%         0.80%        0.80%
   RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS:
      BEFORE EXPENSE REIMBURSEMENT(2)               1.11%        1.25%        1.97%        0.46%         0.27%        0.15%
      AFTER EXPENSE REIMBURSEMENT(2)                1.18%        1.38%        2.18%        0.88%         0.64%        0.54%
   PORTFOLIO TURNOVER RATE(1)                         75%         170%         198%         317%          358%         309%





(1) NOT ANNUALIZED FOR THE SIX MONTHS ENDED JUNE 30, 2006.
(2) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

ICAP INTERNATIONAL FUND*


PERFORMANCE (%)
AS OF JUNE 30, 2006 (UNAUDITED)


                                                                                                      ANNUALIZED
                                                                                          ----------------------------------------
                                                                                                                  SINCE
                                                      2Q06        YTD       1 YEAR       3 YEAR      5 YEAR    12/31/1997
----------------------------------------------------------------------------------------------------------------------------------

ICAP INTERNATIONAL FUND                               1.72       10.28       31.53        28.01       13.98        11.91
MSCI-EAFE INDEX*                                      0.70       10.16       26.56        23.94       10.02         7.16
MSCI-EUROPE INDEX*                                    2.54       13.58       24.75        23.40       10.45         7.55





GROWTH OF $10,000
DECEMBER 31, 1997 THROUGH JUNE 30, 2006


ICAP INTERNATIONAL FUND:         $26,008
MSCI-EUROPE INDEX:               $18,566
MSCI-EAFE INDEX:                 $17,998




INTERNATIONAL

12/31/1997         10,000.00

3/31/1998          12,119.80

6/30/1998          13,368.22

9/30/1998          10,257.17

12/31/1998         12,739.67

3/31/1999          13,070.43

6/30/1999          13,203.87

9/30/1999          12,857.38

12/31/1999         15,546.40

3/31/2000          15,954.03

6/30/2000          15,225.77

9/30/2000          14,264.02

12/31/2000         14,798.47

3/31/2001          13,066.70

6/30/2001          13,518.43

9/30/2001          12,529.22

12/31/2001         13,473.42

3/31/2002          13,310.21

6/30/2002          13,200.88

9/30/2002          10,062.70

12/31/2002         10,997.85

3/31/2003          10,242.25

6/30/2003          12,396.80

9/30/2003          12,905.57

12/31/2003         15,600.14

3/31/2004          15,793.53

6/30/2004          16,315.03

9/30/2004          16,919.53

12/31/2004         19,791.98

3/31/2005          19,837.89

6/30/2005          19,772.90

9/30/2005          22,376.69

12/31/2005         23,582.89

3/31/2006          25,569.04

6/30/2006          26,007.84




MSCI-EUROPE INDEX

12/31/1997     10,000.00

3/31/1998      12,030.49

6/30/1998      12,649.39

9/30/1998      10,825.92

12/31/1998     12,853.01

3/31/1999      12,581.98

6/30/1999      12,542.79

9/30/1999      12,689.31

12/31/1999     14,895.86

3/31/2000      14,907.93

6/30/2000      14,436.71

9/30/2000      13,381.60

12/31/2000     13,645.85

3/31/2001      11,524.70

6/30/2001      11,298.02

9/30/2001      9,930.31

12/31/2001     10,929.70

3/31/2002      10,917.57

6/30/2002      10,426.10

9/30/2002      8,045.59

12/31/2002     8,920.84

3/31/2003      8,098.80

6/30/2003      9,881.61

9/30/2003      10,268.02

12/31/2003     12,359.17

3/31/2004      12,468.80

6/30/2004      12,734.28

9/30/2004      12,888.27

12/31/2004     14,940.09

3/31/2005      15,008.98

6/30/2005      14,882.69

9/30/2005      16,034.57

12/31/2005     16,347.11

3/31/2006      18,106.73

6/30/2006      18,566.26




MSCI-EAFE INDEX

12/31/1997     10,000.00

3/31/1998      11,471.01

6/30/1998      11,592.78

9/30/1998      9,944.99

12/31/1998     11,999.68

3/31/1999      12,166.61

6/30/1999      12,475.78

9/30/1999      13,023.29

12/31/1999     15,235.32

3/31/2000      15,219.30

6/30/2000      14,616.37

9/30/2000      13,437.34

12/31/2000     13,076.78

3/31/2001      11,284.25

6/30/2001      11,166.36

9/30/2001      9,603.07

12/31/2001     10,272.75

3/31/2002      10,324.98

6/30/2002      10,106.13

9/30/2002      8,111.81

12/31/2002     8,635.25

3/31/2003      7,925.99

6/30/2003      9,453.22

9/30/2003      10,221.53

12/31/2003     11,967.24

3/31/2004      12,486.50

6/30/2004      12,513.36

9/30/2004      12,478.56

12/31/2004     14,390.24

3/31/2005      14,366.39

6/30/2005      14,221.66

9/30/2005      15,697.35

12/31/2005     16,338.05

3/31/2006      17,873.11

6/30/2006      17,998.29







THE CHART SHOWN ABOVE ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON DECEMBER 31, 1997, THE FUND'S INCEPTION DATE. ALL PERFORMANCE IN THE ABOVE TABLE AND CHART INCLUDES THE REINVESTMENT OF ALL DIVIDENDS AND IS NET OF FEES AND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. IN THE ABSENCE OF EXISTING FEE WAIVERS, THE TOTAL RETURN WOULD BE REDUCED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-221-ICAP (4227) OR VISIT WWW.ICAPFUNDS.COM. THE PERFORMANCE DATA TABLE AND CHART DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND'S HOLDINGS MAY DIFFER SIGNIFICANTLY FROM THE SECURITIES IN THE INDICES. THE INDICES ARE UNMANAGED AND THEREFORE DO NOT REFLECT THE COST OF PORTFOLIO MANAGEMENT OR TRADING. A DIRECT INVESTMENT IN ANY INDEX IS NOT POSSIBLE.



*EFFECTIVE APRIL 30, 2005, THE ICAP EURO SELECT EQUITY PORTFOLIO CHANGED ITS NAME TO THE ICAP INTERNATIONAL FUND AND BROADENED ITS FOCUS FROM INVESTMENTS EXCLUSIVELY IN EUROPE TO INVESTMENTS IN THE EUROPEAN REGION PLUS ALL OTHER COUNTRIES OUTSIDE OF THE UNITED STATES. IT ALSO CHANGED ITS BENCHMARK INDEX FROM THE MSCI-EUROPE TO THE MSCI-EAFE TO MATCH ITS BROADENED INVESTMENT FOCUS.

ICAP INTERNATIONAL FUND


AS OF JUNE 30, 2006 (UNAUDITED)


FUND FACTS
DATE OF INCEPTION.................................12/31/1997
TICKER SYMBOL..........................................ICEUX
CUSIP..............................................448926402
NAV...................................................$36.05
NET ASSETS....................................$434.7 MILLION


FUND OBJECTIVE
THE INVESTMENT OBJECTIVE OF THE ICAP INTERNATIONAL FUND IS TO SEEK A SUPERIOR TOTAL RETURN WITH INCOME AS A SECONDARY OBJECTIVE. THE FUND, FORMERLY THE ICAP EURO SELECT EQUITY PORTFOLIO, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN EQUITY SECURITIES OF FOREIGN COMPANIES WITH MARKET CAPITALIZATIONS OF AT LEAST $2 BILLION. THE FUND MAY INVEST IN EQUITY SECURITIES OF COMPANIES THAT TRADE IN EMERGING OR DEVELOPING MARKETS. THE FUND'S INVESTMENTS MAY BE PUBLICLY TRADED IN THE U.S. OR ON A FOREIGN EXCHANGE, AND MAY BE BOUGHT OR SOLD IN A FOREIGN CURRENCY. THE FUND SEEKS TO ACHIEVE A TOTAL RETURN GREATER THAN THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST INDEX (THE "MSCI-EAFE INDEX"). THE FUND WILL TYPICALLY HOLD BETWEEN 30 AND 50 SECURITIES. THE FUND AT ALL TIMES WILL HAVE SIGNIFICANT INVESTMENTS IN EACH OF AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES.


INVESTOR PROFILE
THIS FUND IS MOST APPROPRIATE FOR INVESTORS WHO ARE WILLING
TO ACCEPT HIGHER VOLATILITY FOR THE POTENTIAL OF HIGHER CAPITAL APPRECIATION. THE INVESTOR SHOULD BE LOOKING TO INVEST FOR THE LONG TERM.

FUND CHARACTERISTICS
NUMBER OF HOLDINGS........................................43
PERCENT IN EQUITIES....................................96.0%
PERCENT IN CASH AND OTHER ASSETS LESS LIABILITIES.......4.0%
PRICE/EARNINGS RATIO...................................13.0X
WEIGHTED AVERAGE MARKET CAP......................$73 BILLION


TOP 10 HOLDINGS
PERCENT OF NET ASSETS

TOTAL S.A. ADR                             4.5%
BP PLC ADR                                 4.3%
ALLIANZ AG                                 3.4%
NOVARTIS AG ADR                            3.3%
MIZUHO FINANCIAL GROUP, INC.               3.2%
SIEMENS AG ADR                             3.2%
PHILIPS ELECTRONICS NV ADR                 3.2%
TOYOTA MOTOR CORP. ADR                     3.0%
DEUTSCHE BANK AG                           2.9%
MITSUBISHI CORP. ADR                       2.9%



COUNTRY COMPOSITION
PERCENT OF EQUITIES

[CHART]
AUSTRALIA                            3%
BELGIUM                              1%
FRANCE                              11%
GERMANY                             12%
HONG KONG                            4%
ITALY                                5%
JAPAN                               19%
NETHERLANDS                          7%
PORTUGAL                             1%
SINGAPORE                            2%
SOUTH KOREA                          3%
SWEDEN                               3%
SWITZERLAND                         12%
UNITED KINGDOM                      17%

ICAP INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS BY SECTOR
AS OF JUNE 30, 2006 (UNAUDITED)

                                    NUMBER
                                   OF SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.0%

BASIC INDUSTRIES - 7.0%
IMPERIAL CHEMICAL INDUSTRIES PLC   889,300       $5,970,333
MITSUBISHI CORP. ADR               316,100       12,636,825
RIO TINTO PLC                      225,800       11,939,379
                                                 30,546,537
                                              -------------

CAPITAL SPENDING - 6.4%
ATLAS COPCO AB CLASS B             359,000        9,319,498
INVESTOR AB CLASS B                245,250        4,494,065
SIEMENS AG ADR                     161,300       14,004,066
                                              -------------
                                                 27,817,629
                                              -------------
COMMUNICATIONS - 6.5%
STARHUB LTD.                     4,699,800        6,775,986
TELECOM ITALIA S.P.A.            4,381,000       11,315,203
VIVENDI S.A. ADR                   286,800       10,012,188
                                              -------------
                                                 28,103,377
                                              -------------
CONSUMER DURABLES - 3.0%
TOYOTA MOTOR CORP. ADR             123,700       12,937,783
                                              -------------
CONSUMER SERVICES - 6.0%
GROUPE BRUXELLES LAMBERT S.A.       33,650        3,523,763
INTERCONTINENTAL HOTELS GROUP PLC  710,399       12,422,457
VINCI S.A.                          98,900       10,185,903
                                              -------------
                                                 26,132,123
                                              -------------
CONSUMER STAPLES - 5.3%
DIAGEO PLC                         669,350       11,258,994
NESTLE S.A. ADR                    151,350       11,860,891
                                              -------------
                                                 23,119,885
                                              -------------


                                    NUMBER
                                   OF SHARES           VALUE
--------------------------------------------------------------------------------

ENERGY - 8.9%
BP PLC ADR                         268,850    $  18,714,649
TOTAL S.A. ADR                     301,050       19,724,796
                                              -------------
                                                 38,439,445
                                              -------------
FINANCIAL - 25.0%
ALLIANZ AG                          93,000       14,687,840
BARCLAYS PLC                     1,045,100       11,877,454
CREDIT SUISSE GROUP ADR            219,800       12,306,602
DEUTSCHE BANK AG                   113,750       12,798,875
ING GROEP NV ADR                   289,600       11,387,072
KOOKMIN BANK ADR                   119,850        9,954,741
MIZUHO FINANCIAL GROUP, INC.         1,656       14,037,213
UBS AG ADR                         109,150       11,973,755
UNICREDITO ITALIANO S.P.A.       1,246,900        9,757,100
                                              -------------
                                                108,780,652
                                              -------------

HEALTH CARE - 9.5%
ASTRAZENECA PLC ADR                139,000        8,314,980
DAIICHI SANKYO CO., LTD.           280,200        7,721,034
NOVARTIS AG ADR                    268,250       14,464,040
SANOFI-AVENTIS                      75,250        7,341,229
TAKEDA PHARMACEUTICAL CO., LTD.     57,600        3,587,561
                                              -------------
                                                 41,428,844
                                              -------------

PROPERTY - 3.9%
MITSUI FUDOSAN CO., LTD.           420,800        9,147,426
THE WHARF (HOLDINGS) LTD.        2,197,400        7,808,451
                                              -------------
                                                 16,955,877
                                              -------------

See notes to financial statements.

ICAP INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
AS OF JUNE 30, 2006 (UNAUDITED)

                                      NUMBER
                                   OF SHARES       VALUE
--------------------------------------------------------------------------------

RETAIL - 2.4%
JARDINE MATHESON HOLDINGS LTD.     388,700    $   6,841,120
YAMADA DENKI CO., LTD.              33,500        3,419,892
                                              -------------
                                                 10,261,012
                                              -------------

TECHNOLOGY - 5.4%
CANON INC. ADR                      56,750        4,158,073
PHILIPS ELECTRONICS NV ADR         445,166       13,862,469
ROHM CO., LTD.                      60,350        5,400,695
                                              -------------
                                                 23,421,237
                                              -------------

TRANSPORTATION - 2.7%
CENTRAL JAPAN RAILWAY CO.              763        7,608,975
TNT NV                             121,300        4,339,565
                                              -------------
                                                 11,948,540
                                              -------------

UTILITIES - 4.0%
DRAX GROUP PLC*                    191,000        2,903,680
EDP - ENERGIAS DE PORTUGAL S.A.  1,152,500        4,523,942
E.ON AG ADR                        258,500        9,913,475
                                                 17,341,097
                                              -------------

TOTAL COMMON STOCKS
   (COST $375,072,316)                          417,234,038
                                              -------------



                               PRINCIPAL
                                 AMOUNT             VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 2.9%

VARIABLE RATE DEMAND DEPOSIT - 2.9%
UMB BANK MONEY MARKET
   FIDUCIARY, 3.45%            $12,581,756      $12,581,756
                                              -------------

TOTAL SHORT-TERM INVESTMENT
   (COST $12,581,756)                            12,581,756
                                              -------------

TOTAL INVESTMENTS - 98.9%
   (COST $387,654,072)                          429,815,794

OTHER ASSETS LESS LIABILITIES - 1.1%              4,851,098
                                              -------------

NET ASSETS - 100.0%                            $434,666,892
                                              =============



SEE NOTES TO FINANCIAL STATEMENTS.


*NON-INCOME PRODUCING.

ICAP INTERNATIONAL FUND



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
INVESTMENTS, AT COST                           $ 387,654,072
                                               =============

INVESTMENTS, AT VALUE                          $ 429,815,794
RECEIVABLE FOR SECURITIES SOLD                     3,841,073
DIVIDENDS AND INTEREST RECEIVABLE                    326,470
TAX RECLAIM RECEIVABLE                               204,085
RECEIVABLE FOR FUND SHARES SOLD                    4,585,163
OTHER ASSETS                                          77,902
                                               -------------
   TOTAL ASSETS                                  438,850,487
                                               -------------
LIABILITIES:
PAYABLE FOR SECURITIES PURCHASED                   4,017,325
PAYABLE FOR FUND SHARES REDEEMED                     126,102
PAYABLE TO CUSTODIAN                                   1,556
ACCRUED INVESTMENT ADVISORY FEE                       38,612
                                               -------------
   TOTAL LIABILITIES                               4,183,595
                                               -------------
NET ASSETS                                     $ 434,666,892
                                               =============
NET ASSETS CONSIST OF:
CAPITAL STOCK                                  $     120,566
PAID-IN-CAPITAL IN EXCESS OF PAR                 381,792,590
ACCUMULATED NET INVESTMENT INCOME                  3,877,285
ACCUMULATED NET REALIZED GAIN
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                           6,721,890
NET UNREALIZED APPRECIATION
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSLATION                           42,154,561
                                               -------------
NET ASSETS                                     $ 434,666,892
                                               =============
CAPITAL STOCK, $0.01 PAR VALUE
AUTHORIZED                                       100,000,000
ISSUED AND OUTSTANDING                            12,056,530

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                             $36.05
                                                      ======








STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
DIVIDENDS(1)                                  $   7,625,967
INTEREST                                            197,464
                                              -------------
TOTAL INVESTMENT INCOME                           7,823,431
                                              -------------
EXPENSES:
INVESTMENT ADVISORY FEES                          1,393,167
FUND ADMINISTRATION AND ACCOUNTING FEES             113,490
CUSTODY FEES                                         33,884
FEDERAL AND STATE REGISTRATION FEES                  18,173
SHAREHOLDER SERVICING                                17,448
LEGAL FEES                                           15,913
DIRECTORS' FEES AND EXPENSES                         10,851
REPORTS TO SHAREHOLDERS                               9,794
AUDIT FEES                                            4,672
OTHER                                                 4,651
                                              -------------
TOTAL EXPENSES BEFORE WAIVER
   AND REIMBURSEMENTS                             1,622,043
WAIVER AND REIMBURSEMENTS
   OF EXPENSES BY ADVISER                          (228,876)
                                              -------------
NET EXPENSES                                      1,393,167
                                              -------------
NET INVESTMENT INCOME                             6,430,264
                                              -------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
NET REALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS              6,621,953
CHANGE IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSLATION                                   13,800,571
                                              -------------
NET GAIN ON INVESTMENTS                          20,422,524
                                              -------------
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                $ 26,852,788
                                              =============




(1) NET OF $1,158,277 IN FOREIGN WITHHOLDING TAXES.


SEE NOTES TO FINANCIAL STATEMENTS.

ICAP INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2006                 YEAR ENDED
                                                                  (UNAUDITED)               DECEMBER 31, 2005

OPERATIONS:
NET INVESTMENT INCOME                                          $    6,430,264                $    2,352,466
NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                                    6,621,953                    12,418,319
CHANGE IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION                 13,800,571                     7,591,131
                                                               --------------                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               26,852,788                    22,361,916
                                                               --------------                --------------

DISTRIBUTIONS PAID FROM:
NET INVESTMENT INCOME                                              (2,581,197)                   (2,323,534)
NET REALIZED GAIN ON INVESTMENTS                                           --                   (12,261,569)
                                                               --------------                --------------
NET DECREASE IN NET ASSETS
   RESULTING FROM DISTRIBUTIONS PAID                               (2,581,197)                  (14,585,103)
                                                               --------------                --------------
CAPITAL SHARE TRANSACTIONS:
SHARES SOLD                                                       291,306,477                    94,781,960
REINVESTED DISTRIBUTIONS                                            2,404,944                    14,091,727
SHARES REDEEMED                                                   (63,139,313)                  (31,030,640)
REDEMPTION FEES                                                        35,902                         9,217
                                                               --------------                --------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                                     230,608,010                    77,852,264
                                                               --------------                --------------
TOTAL INCREASE IN NET ASSETS                                      254,879,601                    85,629,077

NET ASSETS:
BEGINNING OF PERIOD                                               179,787,291                    94,158,214
                                                               --------------                --------------
END OF PERIOD                                                  $  434,666,892                $  179,787,291
                                                               ==============                ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                $    3,877,285                $       28,218

TRANSACTIONS IN SHARES:
SHARES SOLD                                                         8,308,658                     2,886,793
REINVESTED DISTRIBUTIONS                                               67,898                       427,673
SHARES REDEEMED                                                    (1,785,875)                     (968,034)
                                                               --------------                --------------
NET INCREASE                                                        6,590,681                     2,346,432
                                                               ==============                ==============


SEE NOTES TO FINANCIAL STATEMENTS.

ICAP INTERNATIONAL FUND



FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                                JUNE 30, 2006                     YEAR ENDED DECEMBER 31,
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)  (UNAUDITED)     2005         2004         2003          2002         2001
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
   BEGINNING OF PERIOD                             $32.89       $30.18       $24.20       $17.45        $21.69       $24.19

INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME                             0.53         0.55         0.30         0.39          0.29         0.18
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS(1)                              2.85         5.20         6.16         6.77         (4.24)       (2.35)
                                                 --------     --------     --------     --------      --------     --------
      TOTAL INCOME (LOSS) FROM INVESTMENT
         OPERATIONS                                  3.38         5.75         6.46         7.16         (3.95)       (2.17)
                                                 --------     --------     --------     --------      --------     --------

LESS DISTRIBUTIONS:
   FROM NET INVESTMENT INCOME                       (0.22)       (0.54)       (0.30)       (0.41)        (0.29)       (0.20)
   FROM NET REALIZED GAIN ON INVESTMENTS               --        (2.50)       (0.18)          --            --        (0.10)
   FROM RETURN OF CAPITAL                              --           --           --           --            --        (0.03)
                                                 --------     --------     --------     --------      --------     --------

      TOTAL DISTRIBUTIONS                           (0.22)       (3.04)       (0.48)       (0.41)        (0.29)       (0.33)
                                                 --------     --------     --------     --------      --------     --------

NET ASSET VALUE, END OF PERIOD                     $36.05       $32.89       $30.18       $24.20        $17.45       $21.69
                                                 ========     ========     ========     ========      ========     ========


TOTAL RETURN(2)                                    10.28%       19.15%       26.87%       41.85%      (18.37)%      (8.95)%

SUPPLEMENTAL DATA AND RATIOS:
   NET ASSETS, END OF PERIOD (IN THOUSANDS)      $434,667     $179,787      $94,158      $45,715       $18,406      $20,203
   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      BEFORE EXPENSE REIMBURSEMENT(3)               0.93%        1.12%        1.20%        1.57%         1.66%        1.65%
      AFTER EXPENSE REIMBURSEMENT(3)(4)             0.80%        0.80%        0.80%        0.80%         0.80%        0.95%
   RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS:
      BEFORE EXPENSE REIMBURSEMENT(3)               3.56%        1.73%        0.83%        1.12%         0.62%        0.02%
      AFTER EXPENSE REIMBURSEMENT(3)                3.69%        2.05%        1.23%        1.89%         1.48%        0.72%
   PORTFOLIO TURNOVER RATE(2)                         86%         139%         122%         218%          276%         267%


(1) FOR THE SIX MONTHS ENDED JUNE 30, 2006, AND FOR THE YEARS ENDED 2005, 2004, 2003 AND 2002, INCLUDES $0.004, $0.002, $0.002, $0.05 AND $0.07,
    RESPECTIVELY, IN REDEMPTION FEES.
(2) NOT ANNUALIZED FOR THE SIX MONTHS ENDED JUNE 30, 2006.
(3) ANNUALIZED.
(4) PRIOR TO SEPTEMBER 1, 2001, THE ADVISER VOLUNTARILY REIMBURSED THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE FUND'S OPERATING EXPENSES WOULD NOT EXCEED 1.00% OF ITS AVERAGE NET ASSETS. BEGINNING SEPTEMBER 1, 2001 AND THEREAFTER, THE ADVISER VOLUNTARILY INCREASED THE REIMBURSEMENT PAID TO THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE FUND'S OPERATING EXPENSES WOULD NOT EXCEED 0.80% OF ITS AVERAGE NET ASSETS. AS A RESULT, THE EFFECTIVE EXPENSE RATIO AFTER EXPENSE REIMBURSEMENT FOR THE YEAR ENDED DECEMBER 31, 2001 WAS 0.95%.



SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

ORGANIZATION
ICAP FUNDS, INC. ("ICAP") WAS INCORPORATED ON NOVEMBER 1, 1994 UNDER THE LAWS OF THE STATE OF MARYLAND AND IS REGISTERED AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ICAP IS COMPRISED OF THREE FUNDS, THE ICAP EQUITY FUND, THE ICAP SELECT EQUITY FUND AND THE ICAP INTERNATIONAL FUND (THE "FUNDS"). THE ICAP EQUITY AND ICAP INTERNATIONAL FUNDS ARE DIVERSIFIED FUNDS AND THE ICAP SELECT EQUITY FUND IS A NON-DIVERSIFIED FUND. INSTITUTIONAL CAPITAL CORPORATION IS THE INVESTMENT ADVISER (THE "ADVISER") TO THE FUNDS(1). THE ICAP EQUITY FUND COMMENCED OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1994 AND THE ICAP SELECT EQUITY AND ICAP INTERNATIONAL FUND COMMENCED OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY ICAP IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THESE POLICIES ARE IN CONFORMITY WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

(A) INVESTMENT VALUATION - COMMON STOCKS AND OTHER EQUITY-TYPE SECURITIES ARE VALUED AT THE LAST SALES PRICE ON THE U.S. OR FOREIGN SECURITIES EXCHANGE ON WHICH SUCH SECURITIES ARE PRIMARILY TRADED, AND WITH RESPECT TO EQUITY SECURITIES TRADED ON NASDAQ, SUCH SECURITIES ARE VALUED USING THE NASDAQ OFFICIAL CLOSING PRICE. HOWEVER, SECURITIES TRADED ON A U.S. OR FOREIGN SECURITIES EXCHANGE OR NASDAQ FOR WHICH THERE WERE NO TRANSACTIONS ON A GIVEN DAY OR SECURITIES NOT LISTED ON AN EXCHANGE OR NASDAQ ARE VALUED AT THE MOST RECENT BID PRICES. DEBT SECURITIES ARE VALUED BY A PRICING SERVICE THAT UTILIZES TECHNIQUES TO DETERMINE VALUES FOR NORMAL INSTITUTIONAL-SIZED TRADING UNITS OF DEBT SECURITIES WITHOUT REGARD TO THE EXISTENCE OF SALE OR BID PRICES WHEN SUCH VALUES ARE BELIEVED TO MORE ACCURATELY REFLECT THE FAIR VALUE OF SUCH SECURITIES; OTHERWISE, ACTUAL SALE OR BID PRICES ARE USED. ANY SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE BOARD OF DIRECTORS. EVENTS AFFECTING THE VALUES OF FUND SECURITIES THAT OCCUR AFTER THE CLOSE OF REGULAR TRADING ON THE NYSE WILL NOT BE REFLECTED IN A FUND'S NET ASSET VALUE UNLESS ICAP DETERMINES THAT THE PARTICULAR EVENT WOULD MATERIALLY AFFECT NET ASSET VALUE. IN ADDITION, EVENTS AFFECTING THE VALUES OF FOREIGN FUND SECURITIES MAY OCCUR ON DAYS IN WHICH U.S. SECURITIES EXCHANGES ARE CLOSED BUT FOREIGN SECURITIES EXCHANGES ARE OPEN, AND ON DAYS IN WHICH FOREIGN SECURITIES EXCHANGES ARE CLOSED BUT U.S. SECURITIES EXCHANGES ARE OPEN. AS A RESULT, A FUND'S NET ASSET VALUE MAY BE SIGNIFICANTLY AFFECTED BY SUCH TRADING ON DAYS WHEN SHAREHOLDERS WILL NOT BE ABLE TO PURCHASE OR REDEEM SHARES. IF ICAP DETERMINES THAT A PARTICULAR EVENT MATERIALLY AFFECTS NET ASSET VALUE, ICAP MAY VALUE THE AFFECTED SECURITY OR SECURITIES IN ACCORDANCE WITH PRICING PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS. IN ACCORDANCE WITH BOARD-APPROVED PRICING PROCEDURES, ADJUSTMENTS TO CLOSING PRICES TO REFLECT FAIR VALUE ON AFFECTED FOREIGN SECURITIES MAY BE PROVIDED BY AN INDEPENDENT PRICING SERVICE. ANY SUCH DETERMINATIONS MUST BE REPORTED BY ICAP TO THE FULL BOARD OF DIRECTORS QUARTERLY. DEBT SECURITIES HAVING REMAINING MATURITIES OF 60 DAYS OR LESS WHEN PURCHASED ARE VALUED BY THE AMORTIZED COST METHOD WHEN THE BOARD OF DIRECTORS DETERMINES THAT THE FAIR VALUE OF SUCH SECURITIES IS THEIR AMORTIZED COST. UNDER THIS METHOD OF VALUATION, A SECURITY IS INITIALLY VALUED AT ITS ACQUISITION COST, AND THEREAFTER, AMORTIZATION OF ANY DISCOUNT OR PREMIUM IS RECOGNIZED DAILY.

(B) FOREIGN CURRENCY TRANSLATIONS - VALUES OF INVESTMENTS DENOMINATED IN FOREIGN CURRENCIES ARE CONVERTED INTO U.S.DOLLARS USING THE SPOT MARKET RATE OF EXCHANGE AT THE TIME OF VALUATION. PURCHASES AND SALES OF INVESTMENTS AND DIVIDEND INCOME ARE TRANSLATED INTO U.S. DOLLARS USING THE SPOT MARKET RATE OF EXCHANGE PREVAILING ON THE RESPECTIVE DATES OF SUCH TRANSACTIONS. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON REALIZED AND UNREALIZED SECURITY GAINS OR LOSSES AND ON INTEREST AND DIVIDENDS RECEIVABLE IS REFLECTED AS A COMPONENT OF SUCH GAINS OR LOSSES. FOREIGN DENOMINATED ASSETS MAY INVOLVE GREATER RISKS THAN DOMESTIC TRANSACTIONS, INCLUDING CURRENCY, POLITICAL AND ECONOMIC, REGULATORY AND MARKET RISKS.



(1) SEE "CORPORATE EVENT" ON PAGE 28.

(C) FEDERAL INCOME AND EXCISE TAXES - IT IS EACH FUND'S POLICY TO MEET THE REQUIREMENTS OF SUBCHAPTER M OF THE INTERNAL REVENUE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND TO DISTRIBUTE SUBSTANTIALLY ALL INVESTMENT COMPANY NET TAXABLE INCOME AND NET CAPITAL GAINS EACH YEAR TO SHAREHOLDERS IN A MANNER WHICH RESULTS IN NO TAX COST TO THE FUND. THEREFORE, NO FEDERAL INCOME OR EXCISE TAX PROVISION IS RECORDED.

(D) RECENTLY ISSUED ACCOUNTING STANDARDS - ON JULY 13, 2006, THE FINANCIAL ACCOUNTING STANDARDS BOARD (FASB) RELEASED FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 PROVIDES GUIDANCE FOR HOW UNCERTAIN TAX POSITIONS SHOULD BE RECOGNIZED, MEASURED, PRESENTED AND DISCLOSED IN THE FINANCIAL STATEMENTS. FIN 48 REQUIRES THE EVALUATION OF TAX POSITIONS TAKEN OR EXPECTED TO BE TAKEN IN THE COURSE OF PREPARING THE FUNDS' TAX RETURNS TO DETERMINE WHETHER THE TAX POSITIONS ARE "MORE-LIKELY-THAN-NOT" OF BEING SUSTAINED BY THE APPLICABLE TAX AUTHORITY. TAX POSITIONS NOT DEEMED TO MEET THE "MORE-LIKELY-THAN-NOT" THRESHOLD WOULD BE RECORDED AS A TAX BENEFIT OR EXPENSE IN THE CURRENT YEAR. ADOPTION OF FIN 48 IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2006 AND IS TO BE APPLIED TO ALL OPEN TAX YEARS AS OF THE EFFECTIVE DATE. AT THIS TIME, ICAP IS EVALUATING THE IMPLICATIONS OF FIN 48 AND ITS FINANCIAL STATEMENT IMPACT HAS NOT YET BEEN DETERMINED.

(E) DISTRIBUTIONS TO SHAREHOLDERS -DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED ON THE EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE DECLARED AND PAID QUARTERLY. IN THE CASE OF THE ICAP INTERNATIONAL FUND, DIVIDENDS FROM NET INVESTMENT INCOME ARE DECLARED AND PAID EITHER ANNUALLY OR SEMI-ANNUALLY. DISTRIBUTIONS OF NET REALIZED CAPITAL GAINS, IF ANY, WILL BE DECLARED AT LEAST ANNUALLY. THE CHARACTER OF DISTRIBUTIONS MADE DURING THE YEAR FROM NET INVESTMENT INCOME OR NET REALIZED GAIN MAY DIFFER FROM THE CHARACTERIZATION FOR FEDERAL INCOME TAX PURPOSES DUE TO DIFFERENCES IN THE RECOGNITION OF INCOME, EXPENSE AND GAIN/(LOSS) ITEMS FOR FINANCIAL STATEMENT AND TAX PURPOSES. WHERE APPROPRIATE, RECLASSIFICATIONS BETWEEN NET ASSET ACCOUNTS ARE MADE FOR SUCH DIFFERENCES THAT ARE PERMANENT IN NATURE.

(F) SHORT-TERM INVESTMENTS - THE FUNDS MAINTAIN UNINVESTED CASH IN A BANK OVERNIGHT INVESTMENT VEHICLE AT THEIR CUSTODIAN. THIS MAY PRESENT CREDIT RISK TO THE EXTENT THE CUSTODIAN FAILS TO PERFORM IN ACCORDANCE WITH THE CUSTODY AGREEMENT. THE CREDITWORTHINESS OF THE CUSTODIAN IS MONITORED AND THIS INVESTMENT IS CONSIDERED TO PRESENT MINIMAL CREDIT RISK BY THE FUNDS' ADVISER.

(G) ESTIMATES - THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES, THE DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCREASES AND DECREASES IN NET ASSETS FROM OPERATIONS DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

(H) REDEMPTION FEES - THE ICAP INTERNATIONAL FUND IS AUTHORIZED TO DEDUCT A FEE OF 2.00% FROM THE CURRENT VALUE OF SHARES REDEEMED WITHIN ONE MONTH OF PURCHASE. THE REDEMPTION FEE IS TREATED AS ADDITIONAL PAID-IN-CAPITAL.

(I) OTHER - INVESTMENT TRANSACTIONS ARE ACCOUNTED FOR ON THE TRADE DATE. THE FUNDS UTILIZE THE SPECIFIC IDENTIFICATION METHOD TO DETERMINE THE GAIN OR LOSS REALIZED FROM THE INVESTMENT TRANSACTIONS. DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE AND INTEREST INCOME IS RECOGNIZED ON AN ACCRUAL BASIS. DIVIDENDS FROM FOREIGN SECURITIES ARE RECORDED ON THE EX-DIVIDEND DATE, OR AS SOON AS THE INFORMATION IS AVAILABLE. ANY NON-CASH DIVIDENDS ARE RECOGNIZED AS INVESTMENT INCOME AT THE FAIR VALUE OF THE PROPERTY RECEIVED.

INVESTMENT TRANSACTIONS
THE AGGREGATE PURCHASES AND SALES OF SECURITIES, EXCLUDING SHORT-TERM INVESTMENTS AND U.S. GOVERNMENT OBLIGATIONS, FOR THE FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2006 ARE SUMMARIZED BELOW:


------------------------------------------------------------------------------------------------------------------------------------
                                                   ICAP                       ICAP                      ICAP
                                                  EQUITY                  SELECT EQUITY             INTERNATIONAL
                                                   FUND                       FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
PURCHASES                                      $326,994,048              $1,042,250,083             $506,725,075
SALES                                          $335,417,005              $  648,565,204             $283,888,302

THERE WERE NO PURCHASES OR SALES OF U.S. GOVERNMENT OBLIGATIONS.




FEDERAL INCOME TAX INFORMATION

AT JUNE 30, 2006, GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS,
BASED ON COST FOR FEDERAL INCOME TAX PURPOSES WERE AS FOLLOWS:
-------------------------------------------------------------------------------------------------------------------------------
                                                   ICAP                       ICAP                      ICAP
                                                  EQUITY                 SELECT EQUITY              INTERNATIONAL
                                                   FUND                       FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------------
COST OF INVESTMENTS                         $    705,410,799           $ 1,063,099,432           $   387,840,477
GROSS UNREALIZED APPRECIATION               $    162,110,421           $    90,675,477           $    47,007,467
GROSS UNREALIZED DEPRECIATION                    (13,039,462)              (23,602,562)               (5,032,150)
NET UNREALIZED APPRECIATION ON INVESTMENTS  $    149,070,959           $    67,072,915           $    41,975,317

THE DIFFERENCE BETWEEN COST AMOUNTS FOR FINANCIAL STATEMENT AND FEDERAL INCOME
TAX PURPOSES IS DUE PRIMARILY TO TIMING DIFFERENCES IN RECOGNIZING CERTAIN GAINS
AND LOSSES IN SECURITY TRANSACTIONS.




AS OF DECEMBER 31, 2005, THE COMPONENTS OF ACCUMULATED EARNINGS ON A TAX BASIS
WERE AS FOLLOWS:
-------------------------------------------------------------------------------------------------------------------------------
                                                   ICAP                       ICAP                      ICAP
                                                  EQUITY                  SELECT EQUITY             INTERNATIONAL
                                                   FUND                       FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED ORDINARY INCOME               $        814,205             $     139,650           $       213,889
UNDISTRIBUTED LONG-TERM GAINS                      1,633,824                   273,422                    81,359
TAX ACCUMULATED EARNINGS                           2,448,029                   413,072                   295,248
NET UNREALIZED APPRECIATION ON INVESTMENTS       140,821,441                49,301,325                28,188,111
TOTAL ACCUMULATED EARNINGS                  $    143,269,470             $  49,714,397            $   28,483,359






THE TAX COMPONENTS OF DIVIDENDS PAID DURING THE YEARS ENDED DECEMBER 31, 2005
AND 2004 WERE AS FOLLOWS:
-------------------------------------------------------------------------------------------------------------------------------
                                                   ICAP                       ICAP                      ICAP
                                                  EQUITY                  SELECT EQUITY             INTERNATIONAL
                                                   FUND                       FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------------
2005 ORDINARY INCOME                        $     48,402,089             $   8,629,338           $    10,598,393
2005 LONG-TERM CAPITAL GAINS                $     80,058,181             $  13,269,179           $     3,986,710
2004 ORDINARY INCOME                        $     16,530,203             $   4,524,466           $       777,520
2004 LONG-TERM CAPITAL GAINS                $     16,439,282             $   1,006,657           $       553,956


INVESTMENT ADVISORY AGREEMENT

THE FUNDS EACH PAY THE ADVISER AN ANNUAL MANAGEMENT FEE OF 0.80% OF THE FUND'S AVERAGE NET ASSETS. PURSUANT TO AN EXPENSE CAP AGREEMENT DATED APRIL 30, 1999, AS AMENDED ON MAY 1, 2006, BETWEEN THE ADVISER AND THE FUNDS, THE ADVISER AGREED TO WAIVE ITS MANAGEMENT FEE AND/OR REIMBURSE EACH FUND TO THE EXTENT NECESSARY TO ENSURE THAT EACH FUND'S EXPENSES WOULD NOT EXCEED 0.80% OF ITS AVERAGE NET ASSETS. THE TERM OF THIS AMENDED EXPENSE CAP AGREEMENT IS 12 MONTHS. SINCE INCEPTION OF THE FUNDS, THE ADVISER HAS VOLUNTARILY REIMBURSED EACH FUND TO THE EXTENT NECESSARY TO ENSURE THAT EACH FUND'S OPERATING EXPENSES WOULD NOT EXCEED THE ANNUAL MANAGEMENT FEE.



FUND MERGER

ON AUGUST 12, 2005, THE SHAREHOLDERS OF ICAP FUNDS, INC. APPROVED A REORGANIZATION OF THE ICAP DISCRETIONARY EQUITY FUND INTO THE ICAP EQUITY FUND. THE REORGANIZATION WAS EFFECTED PURSUANT TO A PLAN OF REORGANIZATION WHICH PROVIDED THAT THE ICAP DISCRETIONARY EQUITY FUND TRANSFER ALL OF ITS ASSETS AND LIABILITIES TO THE ICAP EQUITY FUND IN EXCHANGE FOR SHARES OF THE ICAP EQUITY FUND. THE REORGANIZATION OCCURRED ON AUGUST 12, 2005.

THE ACQUISITION WAS ACCOMPLISHED BY A TAX-FREE EXCHANGE OF 198,752 SHARES OF THE ICAP EQUITY FUND (VALUED AT $9,391,029) FOR THE 344,737 SHARES OF THE ICAP DISCRETIONARY EQUITY FUND OUTSTANDING AT AUGUST 12, 2005. THE ICAP DISCRETIONARY FUND'S NET ASSETS AT THAT DATE ($9,391,029, INCLUDING $1,857,217 OF UNREALIZED APPRECIATION) WERE COMBINED WITH THOSE OF THE ICAP EQUITY FUND. THE AGGREGATE NET ASSETS OF THE ICAP EQUITY FUND AND THE ICAP DISCRETIONARY EQUITY FUND IMMEDIATELY BEFORE THE ACQUISITION WERE $801,974,360 AND $9,394,691, RESPECTIVELY. THE NET ASSETS OF THE ICAP EQUITY FUND IMMEDIATELY AFTER THE MERGER WERE $811,365,389.



INDEMNIFICATIONS

IN THE NORMAL COURSE OF BUSINESS, THE FUNDS ENTER INTO CONTRACTS THAT CONTAIN PROVISIONS INDEMNIFYING OTHER PARTIES AGAINST SPECIFIED POTENTIAL LIABILITIES. EACH FUND'S MAXIMUM EXPOSURE UNDER THESE ARRANGEMENTS IS UNKNOWN AS THIS WOULD INVOLVE FUTURE CLAIMS THAT MAY BE MADE AGAINST THE FUND THAT HAVE NOT YET OCCURRED. HOWEVER, BASED ON EXPERIENCE, THE FUNDS EXPECT THE RISK OF LOSS TO BE REMOTE.




CORPORATE EVENT

ON JUNE 30, 2006 (THE "CLOSING DATE"), INSTITUTIONAL CAPITAL CORPORATION AND NEW YORK LIFE INVESTMENT HOLDINGS LLC ("NYLIM HOLDINGS") COMPLETED THEIR MERGER, UNDER WHICH INSTITUTIONAL CAPITAL CORPORATION BECAME A WHOLLY-OWNED SUBSIDIARY OF NYLIM HOLDINGS (THE "TRANSACTION"). NYLIM HOLDINGS IS AN AFFILIATE OF NEW YORK LIFE INVESTMENT MANAGEMENT LLC ("NYLIM"), AND A SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY. AFTER THE CLOSING DATE, INSTITUTIONAL CAPITAL CORPORATION BECAME KNOWN AS INSTITUTIONAL CAPITAL LLC ("ICAP").

PRIOR TO THE CLOSING DATE, INSTITUTIONAL CAPITAL CORPORATION PROVIDED INVESTMENT ADVISORY SERVICES TO ICAP FUNDS, INC. (THE "COMPANY") ON BEHALF OF ITS THREE SERIES, ICAP EQUITY FUND, ICAP SELECT EQUITY FUND AND ICAP INTERNATIONAL FUND (COLLECTIVELY, THE "FUNDS"), PURSUANT TO AN AGREEMENT THAT HAD BEEN IN EFFECT SINCE THE INCEPTION OF THE COMPANY (THE "ORIGINAL AGREEMENT").

THE NEW OWNERSHIP STRUCTURE RESULTING FROM THE TRANSACTION WILL NOT RESULT IN ANY SIGNIFICANT CHANGES FOR EXISTING SHAREHOLDERS OF THE FUNDS. ICAP'S PORTFOLIO MANAGERS AND KEY PERSONNEL AFTER THE TRANSACTION ARE THE SAME INDIVIDUALS THAT PROVIDED PORTFOLIO SERVICES TO THE FUNDS PRIOR TO THE TRANSACTION. AS A RESULT OF THE TRANSACTION, HOWEVER, THE FUNDS HAVE A NEW PRINCIPAL UNDERWRITER/DISTRIBUTOR: NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054. NYLIFE DISTRIBUTORS LLC IS AN AFFILIATE OF NYLIM. IN ADDITION, UNDER THE FEDERAL SECURITIES LAWS, A CHANGE IN OWNERSHIP OF THIS TYPE CAUSED THE ORIGINAL AGREEMENT TO AUTOMATICALLY TERMINATE. ACCORDINGLY, NEW INVESTMENT ADVISORY ARRANGEMENTS MUST BE APPROVED BY THE FUNDS' SHAREHOLDERS.

IN ANTICIPATION OF THE TERMINATION OF THE ORIGINAL AGREEMENT, THE BOARD OF DIRECTORS OF THE FUNDS APPROVED AN INTERIM INVESTMENT ADVISORY AGREEMENT WITH ICAP PURSUANT TO WHICH ICAP WILL CONTINUE TO PROVIDE INVESTMENT ADVISORY SERVICES TO THE FUNDS, FOR THE SAME FEE AS SET FORTH IN THE ORIGINAL AGREEMENT, DURING THE PERIOD FROM THE CLOSING DATE UNTIL THE DATE NEW INVESTMENT ADVISORY ARRANGEMENTS ARE APPROVED BY THE FUNDS' SHAREHOLDERS. THE BOARD ALSO APPROVED NEW INVESTMENT ADVISORY ARRANGEMENTS WITH NYLIM AND ICAP. UNDER THESE NEW ARRANGEMENTS, NYLIM WOULD SERVE AS THE FUNDS' INVESTMENT ADVISER PURSUANT TO A NEW INVESTMENT ADVISORY AGREEMENT WITH THE FUNDS, FOR THE SAME FEE AS SET FORTH IN THE ORIGINAL AGREEMENT (THE "PROPOSED AGREEMENT"), AND ICAP WOULD SERVE AS SUBADVISOR AND PROVIDE PORTFOLIO SERVICES TO THE FUNDS, SUBJECT TO THE SUPERVISION OF NYLIM, PURSUANT TO A NEW INVESTMENT SUBADVISORY AGREEMENT WITH NYLIM (THE "PROPOSED SUBADVISORY AGREEMENT"). BOTH THE PROPOSED AGREEMENT AND THE PROPOSED SUBADVISORY AGREEMENT MUST BE APPROVED BY A MAJORITY OF EACH FUND'S SHAREHOLDERS IN ORDER TO BECOME EFFECTIVE. IF THE PROPOSED AGREEMENT AND PROPOSED SUBADVISORY AGREEMENT ARE NOT APPROVED BY SHAREHOLDERS, THEN THE BOARD WILL CONSIDER OTHER ALTERNATIVES, INCLUDING NOMINATING OTHER INVESTMENT ADVISORS TO MANAGE THE FUNDS.

SHAREHOLDERS WILL ALSO BE ASKED TO ELECT A NEW BOARD OF DIRECTORS, TO BE COMPRISED PRIMARILY OF INDEPENDENT DIRECTORS WHO SERVE OTHER FUNDS MANAGED BY NYLIM AND THE PRESIDENT AND CHIEF EXECUTIVE OFFICER OF NYLIM. THE CURRENT BOARD OF DIRECTORS OF THE COMPANY WILL RESIGN UPON THE ELECTION OF A NEW BOARD OF DIRECTORS BY SHAREHOLDERS.

ACCORDINGLY, THE BOARD OF DIRECTORS HAS CALLED A SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS TO BE HELD ON AUGUST 25, 2006 FOR PURPOSES OF VOTING ON (I) THE PROPOSED AGREEMENT, (II) THE PROPOSED SUBADVISORY AGREEMENT, AND (III) THE ELECTION OF A NEW BOARD OF DIRECTORS. SHAREHOLDERS OF RECORD OF THE FUNDS AT THE CLOSE OF BUSINESS ON JUNE 9, 2006 ARE ENTITLED TO NOTICE OF, AND TO VOTE AT, THE SPECIAL MEETING. A PROXY STATEMENT DESCRIBING THE PROPOSALS AND OTHER RELEVANT INFORMATION HAS BEEN SENT TO SUCH SHAREHOLDERS. IF YOU HAVE ANY QUESTIONS REGARDING THE TRANSACTION OR THE SPECIAL MEETING, PLEASE CONTACT THE FUNDS AT 1-888-221-ICAP (4227).




SUBSEQUENT EVENT

AT A BOARD MEETING THAT WILL TAKE PLACE ON AUGUST 28, 2006, IT IS EXPECTED THAT ERNST & YOUNG LLP (E&Y) WILL BE REPLACED BY KPMG LLP (KPMG) AS THE FUNDS' INDEPENDENT ACCOUNTANT.

THE REPORTS OF THE FINANCIAL STATEMENTS AUDITED BY E&Y FOR THE FUNDS FOR EACH OF THE YEARS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2005 DID NOT CONTAIN AN ADVERSE OPINION OR DISCLAIMER OF OPINION, AND WERE NOT QUALIFIED OR MODIFIED AS TO UNCERTAINTY, AUDIT SCOPE OR ACCOUNTING PRINCIPLES. THERE WERE NO DISAGREEMENTS BETWEEN THE FUNDS AND E&Y ON ANY MATTERS OF ACCOUNTING PRINCIPLES OR PRACTICES, FINANCIAL STATEMENT DISCLOSURE, OR AUDITING SCOPE OR PROCEDURES, WHICH DISAGREEMENTS, IF NOT RESOLVED TO THE SATISFACTION OF E&Y WOULD HAVE CAUSED IT TO MAKE REFERENCE TO THE SUBJECT MATTER OF THE DISAGREEMENTS IN CONNECTION WITH ITS REPORTS ON THE FINANCIAL STATEMENTS OF SUCH YEARS.

OTHER INFORMATION (UNAUDITED)

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED JUNE 30, 2006

AS A SHAREHOLDER OF THE ICAP FUNDS, INC. (THE "FUNDS"), YOU INCUR TWO TYPES OF
COSTS: (1) TRANSACTION COSTS; AND (2) ONGOING COSTS, INCLUDING MANAGEMENT FEES AND OTHER FUND EXPENSES. THIS EXAMPLE IS INTENDED TO HELP YOU UNDERSTAND YOUR ONGOING COSTS (IN DOLLARS) OF INVESTING IN THE FUNDS AND TO COMPARE THESE COSTS WITH THE ONGOING COSTS OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE IS BASED ON AN INVESTMENT OF $1,000 INVESTED AT THE BEGINNING OF THE PERIOD AND HELD FOR THE ENTIRE PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (THE "PERIOD").



ACTUAL EXPENSES

THE FIRST LINE OF THE TABLE BELOW PROVIDES INFORMATION ABOUT ACTUAL ACCOUNT VALUES AND ACTUAL EXPENSES. YOU MAY USE THE INFORMATION IN THIS LINE, TOGETHER WITH THE AMOUNT YOU INVESTED, TO ESTIMATE THE EXPENSES YOU PAID OVER THE PERIOD. SIMPLY DIVIDE YOUR ACCOUNT VALUE BY $1,000 (FOR EXAMPLE, AN $8,600 ACCOUNT VALUE DIVIDED BY $1,000 EQUALS 8.6), THEN MULTIPLY THE RESULT BY THE NUMBER IN THE FIRST LINE UNDER THE HEADING ENTITLED "EXPENSES PAID DURING THE PERIOD" TO ESTIMATE THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

THE SECOND LINE OF THE TABLE BELOW PROVIDES INFORMATION ABOUT HYPOTHETICAL ACCOUNT VALUES AND HYPOTHETICAL EXPENSES BASED ON THE FUNDS' ACTUAL EXPENSE RATIOS AND AN ASSUMED RATE OF RETURN OF 5% PER YEAR BEFORE EXPENSES, WHICH IS NOT THE ACTUAL RETURN OF ANY OF THE FUNDS. THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUNDS AND OTHER MUTUAL FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF OTHER MUTUAL FUNDS.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS ONLY AND DO NOT REFLECT ANY TRANSACTIONAL COSTS. THEREFORE, THE SECOND LINE OF THE TABLE IS USEFUL IN COMPARING THE ONGOING COSTS ONLY, AND WILL NOT HELP YOU DETERMINE THE RELATIVE TOTAL COSTS OF OWNING DIFFERENT MUTUAL FUNDS. IN ADDITION, IF THESE TRANSACTIONAL COSTS WERE INCLUDED, YOUR COSTS COULD HAVE BEEN HIGHER.




EXPENSES PAID DURING THE PERIOD


                                                        BEGINNING               ENDING           EXPENSES PAID DURING
                                                       ACCOUNT VALUE         ACCOUNT VALUE         THE PERIOD ENDED
                                                      JANUARY 1, 2006        JUNE 30, 2006         JUNE 30, 2006(1)
------------------------------------------------------------------------------------------------------------------------------------

ICAP EQUITY FUND
     ACTUAL                                              $1,000.00             $1,063.50                 $4.09
     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)            $1,000.00             $1,021.03                 $4.01
ICAP SELECT EQUITY FUND
     ACTUAL                                              $1,000.00             $1,063.20                 $4.09
     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)            $1,000.00             $1,021.03                 $4.01
ICAP INTERNATIONAL FUND
     ACTUAL                                              $1,000.00             $1,102.80                 $4.17
     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)            $1,000.00             $1,021.03                 $4.01

(1) EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO FOR THE PERIOD, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). FOR THE PERIOD ENDED JUNE 30, 2006, THE EXPENSE RATIOS OF THE ICAP EQUITY FUND, ICAP SELECT EQUITY FUND AND ICAP INTERNATIONAL FUND WERE 0.80%, 0.80% AND 0.80%, RESPECTIVELY.

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

AT A MEETING OF THE BOARD OF DIRECTORS OF THE FUNDS ON MAY 22, 2006, THE DIRECTORS, BY A UNANIMOUS VOTE INCLUDING A SEPARATE VOTE OF THE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE 1940 ACT) (THE "INDEPENDENT DIRECTORS"), APPROVED THE RENEWAL OF THE FUNDS' INVESTMENT ADVISORY AGREEMENTS (THE "AGREEMENTS").

IN ADVANCE OF THE MEETING, THE INDEPENDENT DIRECTORS REQUESTED AND RECEIVED MATERIALS TO ASSIST THEM IN CONSIDERING THE RENEWAL OF THE AGREEMENTS. THE MATERIALS PROVIDED CONTAINED INFORMATION WITH RESPECT TO THE FACTORS NOTED BELOW, INCLUDING DETAILED COMPARATIVE INFORMATION RELATING TO THE PERFORMANCE, ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS. THE MATERIALS ALSO INCLUDED COMPARISONS OF THE FUNDS WITH OTHER MUTUAL FUNDS OF SIMILAR SIZE AND INVESTMENT OBJECTIVES IN TERMS OF PERFORMANCE, FEES AND OTHER EXPENSES, AS WELL AS THE PERFORMANCE OF EACH FUND VERSUS ITS BENCHMARK. IN ADDITION, THE ADVISER PROVIDED INFORMATION REGARDING ITS OVERALL EXPENSES AND PROFITABILITY, AS WELL AS ESTIMATES OF ITS COSTS AND PROFITABILITY RELATING TO MANAGING THE FUNDS.



DISCUSSION OF FACTORS CONSIDERED

IN CONNECTION WITH THE RE-APPROVAL OF THE AGREEMENTS, THE DIRECTORS REQUESTED AND RECEIVED INFORMATION THAT WOULD ENABLE THEM TO CONSIDER THE FACTORS ENUMERATED BELOW.



1. NATURE, EXTENT, AND QUALITY OF SERVICES.

THE DIRECTORS CONSIDERED THE NATURE, QUALITY AND EXTENT OF SERVICES PROVIDED BY THE ADVISER, INCLUDING PORTFOLIO MANAGEMENT, SUPERVISION OF FUND OPERATIONS, COMPLIANCE AND REGULATORY MATTERS AND GENERAL OVERSIGHT OF OTHER SERVICE PROVIDERS. THE DIRECTORS ALSO NOTED THAT NEITHER THE ADVISER NOR ITS TRANSFER AGENT HAD RECEIVED ANY COMPLAINTS FROM SHAREHOLDERS OF THE FUNDS. THE DIRECTORS CONCLUDED THAT THE SERVICES ARE EXTENSIVE IN NATURE AND THAT THE ADVISER HAS CONSISTENTLY DELIVERED A HIGH LEVEL OF SERVICE.




2. INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

THE DIRECTORS REVIEWED A REPORT PREPARED BY LIPPER INC. ("LIPPER"), WHICH CONTAINED INFORMATION REGARDING EACH FUND'S PERFORMANCE AS OF MARCH 31, 2006.

THE DIRECTORS CONSIDERED SHORT-TERM AND LONG-TERM INVESTMENT PERFORMANCE FOR EACH FUND OVER VARIOUS PERIODS OF TIME AS COMPARED TO BOTH RELEVANT EQUITY INDICES AND THE PERFORMANCE OF SUCH FUND'S LIPPER PEER GROUP UNIVERSE, AND CONCLUDED THAT THE ADVISER WAS DELIVERING STRONG PERFORMANCE RESULTS CONSISTENT WITH THE LONG-TERM INVESTMENT STRATEGIES BEING PURSUED BY THE FUNDS.

IN PARTICULAR, THE DIRECTORS NOTED THAT THE ICAP EQUITY FUND RANKED IN THE FIRST QUINTILE FOR BOTH THE ONE- AND TWO-YEAR PERIODS AND IN THE SECOND QUINTILE OVER THE THREE-, FOUR- AND FIVE-YEAR PERIODS; THE ICAP SELECT EQUITY FUND RANKED IN THE FIRST QUINTILE FOR THE ONE-, TWO-, THREE-, FOUR- AND FIVE-YEAR PERIODS; AND THE ICAP INTERNATIONAL FUND RANKED IN THE SECOND QUINTILE FOR THE ONE-YEAR PERIOD AND RANKED IN THE FIRST QUINTILE FOR THE TWO-, THREE-, FOUR- AND FIVE-YEAR PERIODS. IN ADDITION, BASED ON INFORMATION PROVIDED BY THE ADVISER, THE DIRECTORS NOTED THAT THE ICAP EQUITY AND ICAP SELECT EQUITY FUNDS HAD EACH OUTPERFORMED THE S&P 500 INDEX OVER THE ONE-YEAR, FIVE-YEAR AND SINCE INCEPTION TIME PERIODS ENDING MARCH 31, 2006; SIMILARLY THE ICAP INTERNATIONAL FUND HAD OUTPERFORMED ITS BENCHMARK INDEX, THE MSCI-EAFE INDEX, OVER THE ONE-YEAR, FIVE-YEAR AND SINCE INCEPTION TIME PERIODS. THE DIRECTORS ALSO NOTED THAT THE FUNDS' PERFORMANCE RESULTS APPEARED TO BE CONSISTENT WITH THE PERFORMANCE DELIVERED FOR OTHER CLIENTS OF THE ADVISER WITH SIMILAR INVESTMENT OBJECTIVES.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

THE DIRECTORS CONSIDERED EACH FUND'S MANAGEMENT FEE AND TOTAL EXPENSE RATIO RELATIVE TO INDUSTRY AVERAGES FOR EACH FUND'S BENCHMARK CATEGORY. THE DIRECTORS NOTED THAT WITH RESPECT TO EACH FUND, THE ADVISER HAS HISTORICALLY CAPPED THE TOTAL EXPENSE RATIO OF EACH FUND AT THE MANAGEMENT FEE. BASED ON THE INFORMATION PROVIDED BY LIPPER, IN EACH CASE, THE FUNDS' TOTAL EXPENSE RATIOS FELL IN OR NEAR THE LOWEST QUARTILE OF THEIR PEER GROUPS.




THE DIRECTORS CONSIDERED THE ADVISER'S OVERALL PROFITABILITY, AS WELL AS THE PROFITABILITY ATTRIBUTABLE TO THE FUNDS. THE DIRECTORS CONCLUDED THAT THE ADVISER'S PROFITABILITY WAS AT AN ACCEPTABLE LEVEL, PARTICULARLY IN LIGHT OF THE QUALITY OF THE SERVICES PROVIDED TO THE FUNDS.




4. EXTENT OF ECONOMIES OF SCALE AS FUNDS GROW.

THE DIRECTORS CONSIDERED WHETHER THERE HAVE BEEN ECONOMIES OF SCALE WITH RESPECT TO THE MANAGEMENT OF EACH FUND AND WHETHER SUCH FUND HAS APPROPRIATELY BENEFITED FROM ANY ECONOMIES OF SCALE. THE DIRECTORS NOTED THAT AS ASSET LEVELS GROW, CERTAIN SERVICE PROVIDER FEES ARE REDUCED. HOWEVER, SINCE THE TOTAL EXPENSES OF EACH FUND ARE CAPPED AT THE ADVISORY FEE, THESE TYPES OF ECONOMIES OF SCALE ARE NOT NECESSARILY RELEVANT TO FUND INVESTORS, BUT RATHER THEY ENABLE THE ADVISER TO REIMBURSE FUND EXPENSES AT A LOWER LEVEL. THE DIRECTORS AGAIN NOTED THAT THE ADVISER'S CAP ON EACH FUND'S TOTAL EXPENSES AT ITS MANAGEMENT FEE, WHICH HAS BEEN IN PLACE SINCE EACH FUND'S INCEPTION, HAS BEEN AND CONTINUES TO BE A CLEAR BENEFIT TO FUND INVESTORS.




5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE.

THE DIRECTORS ALSO CONSIDERED WHETHER THE MANAGEMENT FEE RATE IS REASONABLE IN RELATION TO THE ASSET SIZE OF EACH FUND AND ANY ECONOMIES OF SCALE THAT MAY EXIST. THE DIRECTORS NOTED THAT THE ICAP EQUITY FUND'S ASSETS AND THE ICAP INTERNATIONAL FUND'S ASSETS ARE CURRENTLY LESS THAN A BILLION DOLLARS WHILE THE ICAP SELECT EQUITY FUND'S ASSETS ARE CURRENTLY SLIGHTLY ABOVE ONE BILLION DOLLARS. THE DIRECTORS REVIEWED SEVERAL EXAMPLES OF MUTUAL FUND GROUPS WHICH WERE CONSIDERABLY LARGER THAN THE FUNDS AND HAVE NO BREAKPOINTS. THE INDEPENDENT DIRECTORS REQUESTED THAT THE ADVISER CONSIDER THE ADDITION OF BREAKPOINTS IF THE FUNDS' ASSETS REACH LEVELS AT WHICH BREAKPOINTS WOULD BE APPROPRIATE. THE ADVISER INDICATED THAT IT WOULD CONSIDER BREAKPOINTS AT SOME TIME IN THE FUTURE, IF APPLICABLE.




6. OTHER RELEVANT CONSIDERATIONS.

THE DIRECTORS CONSIDERED THE SIZE, EDUCATION AND EXPERIENCE OF THE ADVISER'S STAFF, THE ADVISER'S FUNDAMENTAL RESEARCH CAPABILITIES AND THE ADVISER'S APPROACH TO RECRUITING, TRAINING AND RETAINING PORTFOLIO MANAGERS AND OTHER RESEARCH PERSONNEL, AND CONCLUDED IN EACH OF THESE AREAS THAT THE ADVISER WAS STRUCTURED IN SUCH A WAY TO SUPPORT THE HIGH LEVEL OF SERVICES BEING PROVIDED TO THE FUNDS.

THE DIRECTORS ALSO CONSIDERED THE CHARACTER AND AMOUNT OF OTHER INCIDENTAL BENEFITS RECEIVED BY THE ADVISER FROM ITS ASSOCIATION WITH THE FUNDS. THE DIRECTORS CONCLUDED THAT POTENTIAL "FALL-OUT" BENEFITS THAT THE ADVISER MAY RECEIVE, SUCH AS GREATER NAME RECOGNITION OR INCREASED ABILITY TO OBTAIN RESEARCH OR BROKERAGE SERVICES, APPEAR TO BE REASONABLE, AND IN MANY CASES BENEFIT THE FUNDS.



CONCLUSIONS

ALL OF THESE FACTORS WERE CONSIDERED BY THE DIRECTORS, AND ALSO WERE CONSIDERED BY THE INDEPENDENT DIRECTORS MEETING SEPARATELY WITH COUNSEL. IN CONSIDERING THE AGREEMENTS, THE DIRECTORS DID NOT IDENTIFY ANY ONE FACTOR AS ALL-IMPORTANT, BUT RATHER CONSIDERED THESE FACTORS COLLECTIVELY IN LIGHT OF EACH FUND'S SURROUNDING CIRCUMSTANCES. BASED ON THIS REVIEW, IT WAS THE JUDGMENT OF THE DIRECTORS AND THE INDEPENDENT DIRECTORS THAT SHAREHOLDERS HAD RECEIVED FAVORABLE ABSOLUTE AND RELATIVE PERFORMANCE AT REASONABLE FEES AND, THEREFORE, RE-APPROVAL OF THE AGREEMENTS WAS IN THE BEST INTERESTS OF EACH FUND AND ITS SHAREHOLDERS.

PROXY VOTING POLICIES

ICAP HAS ADOPTED PROXY VOTING POLICIES AND PROCEDURES UNDER WHICH THE FUNDS HAVE DELEGATED TO THE ADVISER THE POWER TO VOTE PROXIES RELATING TO SECURITIES HELD BY THE FUNDS. A DESCRIPTION OF ICAP'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 1-888-221-ICAP
(4227). ALTERNATIVELY, THIS INFORMATION IS AVAILABLE ON THE EDGAR DATABASE ON THE SEC'S WEB SITE LOCATED AT WWW.SEC.GOV.

IN ADDITION, EACH FUND'S COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2006 WILL BE AVAILABLE AFTER AUGUST31, 2006 WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 1-888-221-ICAP (4227). ALTERNATIVELY, THIS INFORMATION WILL BE AVAILABLE AFTER AUGUST 31, 2006 ON THE EDGAR DATABASE ON THE SEC'S WEB SITE LOCATED AT WWW.SEC.GOV.



QUARTERLY SCHEDULES OF INVESTMENTS

THE FUNDS FILE THEIR COMPLETE SCHEDULES OF INVESTMENTS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q WITHIN 60 DAYS OF THE END OF EACH SUCH FISCAL QUARTER. THE FUNDS' FORM N-Q IS AVAILABLE ON THE EDGAR DATABASE ON THESEC'S WEB SITE AT WWW.SEC.GOV. ALTERNATIVELY, THIS INFORMATION MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCEROOM IN WASHINGTON, D.C. INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

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

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

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


DIRECTORS

DR. JAMES A. GENTRY
Professor Emeritus of Finance, University of Illinois

JOSEPH ANDREW HAYS
Principal, The Hays Group

ROBERT H. LYON
President, Chief Investment Officer and Director,
Institutional Capital Corporation

HAROLD W. NATIONS
Broker, BRE Sotheby's International Realty
Principal, Twin Crescents Realty LLC

OFFICERS
ROBERT H. LYON
President

PAMELA H. CONROY
Vice President, Treasurer, Secretary and
Chief Compliance Officer

INVESTMENT ADVISER

INSTITUTIONAL CAPITAL CORPORATION
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606
www.icapfunds.com



CUSTODIAN

UMB BANK, N.A.
928 Grand Boulevard
Kansas City, Missouri 64106

DIVIDEND - DISBURSING AND TRANSFER AGENT

UMB FUND SERVICES, INC.
P.O. Box 2160
Milwaukee, Wisconsin 53201

ADMINISTRATOR AND FUND ACCOUNTANT

UMB FUND SERVICES, INC.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202








This semi-annual report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

ICAP FUNDS
[LOGO]

225 West Wacker Drive,
Suite 2400
Chicago, IL 60606
1-888-221-ICAP(4227)
www.icapfunds.com

(c)Copyright 2006 Institutional Captial Corporation

140-0806-58.5M
IC-410-0806

Item 2 - Code of Ethics

         Not applicable to semi-annual reports.


Item 3 - Audit Committee Financial Expert

         Not applicable to semi-annual reports.


Item 4 - Principal Accountant Fees and Services

         Not applicable to semi-annual reports.


Item 5 - Audit Committee of Listed Registrants

         Not applicable.


Item 6 - Schedule of Investments

         The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.


Item 8 - Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.


Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.


Item 10 - Submission of Matters to a Vote of Security Holders

The Registrant does not currently have procedures by which shareholders recommend nominees to the Registrant's board of directors.

Item 11 - Controls and Procedures

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 12 - Exhibits

(a)(1) Code of Ethics - Not applicable to semi-annual reports.


(a)(2) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable to open end investment companies.

(b) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:      /s/ Arphiela Arizmendi
         --------------------
         Arphiela Arizmendi
         Treasurer and Principal Financial and Accounting Officer

Date:    September 11, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Christopher O. Blunt
         ------------------
         Christopher O. Blunt
         President (Principal Executive Officer)

Date:    September 11, 2006


By:      /s/ Arphiela Arizmendi
         --------------------
         Arphiela Arizmendi
         Treasurer and Principal Financial and Accounting Officer

Date:    September 11, 2006